MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.





FUND LOGO





Semi-Annual Report

December 31, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH MUNICIPAL BOND FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998

DEAR SHAREHOLDER


The Municipal Market Environment
During the three months ended December 31, 1998, long-term bond yields increased slightly. The domestic economic scenario has remained largely unchanged in recent months. US economic growth has remained moderate, with losses in the manufacturing sector offset by stronger growth in service-oriented industries. Industrial commodity prices have recently fallen to their lowest levels in more than a decade. This suggests that the current positive inflationary environment is unlikely to be challenged in the near term. Also, the Federal Reserve Board lowered short-term interest rates in October and November, in part to ensure that US growth would not be negatively impacted by ongoing weak economic growth overseas. Instead investors focused on strong equity markets, both in the United States and abroad, as well as the continued distraction of President Clinton's impeachment trial. These factors reduced investor demand for US fixed-income securities, pushing prices lower. During the quarter ended December 31, 1998, the US Treasury bond yield rose just over 10 basis points (0.10%) to 5.09%. During the same period, long-term municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, rose over 15 basis points to 5.26%.

One of the two principal themes characterizing the municipal bond market for much of the past year has been the significant increase in new municipal bond issuance. Over $285 billion in new long-term tax-exempt bonds were underwritten in 1998, an increase of almost 30% relative to 1997 levels. As tax-exempt bond yields declined in recent years, increasingly lower municipal bond yields were required to refinance existing debt. Consequently, the rate of increase in municipal bond issuance has begun to slow in recent quarters. During the last six months of 1998, nearly $135 billion in new tax-exempt bonds were issued, an increase of nearly 10% as compared to the same period a year earlier. During the three months ended December 31, 1998, $68 billion in new municipal bonds were underwritten, an increase of just over 5% as compared to the quarter ended December 31, 1997. Unless municipal bond yields decline dramatically in 1999, new bond issuance in 1999 seems unlikely to match 1998 levels.

The second and perhaps more striking theme during the past year has been the dramatic underperformance of the municipal bond market. At the end of 1998, long-term tax-exempt bond yields were at attractive yield ratios relative to US Treasury securities of comparable maturities (103%), matching their least expensive level of the year. Municipal bond yield ratios have averaged approximately 95% for the last six months and 92% for all of 1998. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely that the combination of the increase in new-issue volume and the safe-haven status of US Treasury securities has driven municipal bond yield ratios to their present attractive levels. Should new-issue volume decline or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could be expected to quickly return to their more historic levels (85%--88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggest a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. At this time, it appears that there is currently little immediate risk of any significant increase in long-term bond yields.


Portfolio Strategy
Insured Portfolio and
National Portfolio
During the December quarter, market volatility was the main factor determining portfolio strategy and the changing composition of the Insured and National Portfolios. Early in the three-month period, concerns over declining foreign economies and problems within domestic hedge funds caused interest rates to plummet. Interest rates subsequently rebounded significantly, the result of a remarkably insulated and firm domestic economy. We formulated our portfolio strategy within a trading range of approximately 4.75%-- 5.25% for interest rates as measured by the bellwether long-term US Treasury bond. However, municipal market volatility was not quite as wide, with extremely attractive historical percentage relationships cushioning municipal securities when bond prices declined. We maintained a relatively small cash equivalent position because of the attractive relationship between municipal bonds and Treasury securities. As a consequence, the Portfolios were more aggressively positioned than in the past. We believe this more aggressive stance was warranted in response to the extremely positive fundamental and technical backgrounds for municipal securities. Political turmoil in Washington and a strong equity market will probably keep demand for Treasury securities uncertain, but economic fundamentals may provide an opportunity for further Federal Reserve Board monetary policy easings and an improving municipal market.

We expect to continue to concentrate purchases in the National Portfolio in higher-quality bonds, since we find little value in lower-rated municipal offerings. At December 31, 1998, 75% of the National Portfolio was rated AA or better by at least one of the major rating agencies, and the Insured Portfolio was 100% invested in insured securities rated AAA.


Limited Maturity Portfolio
During the quarter ended December 31, 1998, we positioned the Limited Maturity Portfolio less aggressively on the belief that the Federal Reserve Board would not reduce interest rates further. Although we did not adopt a bearish market stance, we believed a retreat from our very bullish posture was warranted in light of the relatively high prices being paid for short-term and intermediate-term municipal bonds. We decreased the weighted average maturity of the Portfolio to approximately 1.8 months and increased our cash reserve position to 3% from almost zero as of December 31, 1998. We anticipate maintaining this strategy until a clearer picture emerges as to the strength of the economy and the impact, if any, of the Federal Reserve Board easings.


In Conclusion
We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and Portfolio Manager



(Walter C. O'Connor)
Walter C. O'Connor
Vice President and Portfolio Manager



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



February 15, 1999




Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Returns


Insured Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +5.76%         +1.53%
Five Years Ended 12/31/98                  +5.43          +4.57
Ten Years Ended 12/31/98                   +7.73          +7.29

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +4.96%         +1.03%
Five Years Ended 12/31/98                  +4.66          +4.66
Ten Years Ended 12/31/98                   +6.94          +6.94

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +4.90%         +3.92%
Inception (10/21/94) through 12/31/98      +7.36          +7.36

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +5.49%         +1.27%
Inception (10/21/94) through 12/31/98      +7.96          +6.92

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



National Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +5.32%         +1.11%
Five Years Ended 12/31/98                  +5.88          +5.02
Ten Years Ended 12/31/98                   +7.86          +7.42

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +4.53%         +0.54%
Five Years Ended 12/31/98                  +5.10          +5.10
Ten Years Ended 12/31/98                   +7.05          +7.05

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.



                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +4.57%         +3.58%
Inception (10/21/94) through 12/31/98      +7.63          +7.63

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +5.16%         +0.95%
Inception (10/21/94) through 12/31/98      +8.22          +7.18

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Limited Maturity Portfolio

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/98                        +4.62%         +3.58%
Five Years Ended 12/31/98                  +4.00          +3.79
Ten Years Ended 12/31/98                   +5.03          +4.92

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +4.14%         +3.14%
Five Years Ended 12/31/98                  +3.63          +3.63
Inception (11/2/92) through 12/31/98       +3.76          +3.76

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/98                        +4.13%         +3.13%
Inception (10/21/94) through 12/31/98      +4.00          +4.00

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 12/31/98                        +4.41%         +3.37%
Inception (10/21/94) through 12/31/98      +4.38          +4.13

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998



PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                                      Ten Years/
                                                                                                        Since       Standardized
                                                                          12 Month      3 Month        Inception    30-Day Yield
                                                                        Total Return  Total Return   Total Return  As of 12/31/98
ML Municipal Bond Fund, Inc. Insured Portfolio Class A Shares**             +5.76%        +0.32%        +110.58%       4.43%
ML Municipal Bond Fund, Inc. Insured Portfolio Class B Shares**             +4.96         +0.12         + 95.57        3.84
ML Municipal Bond Fund, Inc. Insured Portfolio Class C Shares**             +4.90         +0.11         + 34.71        3.79
ML Municipal Bond Fund, Inc. Insured Portfolio Class D Shares**             +5.49         +0.26         + 37.90        4.19
ML Municipal Bond Fund, Inc. National Portfolio Class A Shares***           +5.32         -0.37         +113.01        4.39
ML Municipal Bond Fund, Inc. National Portfolio Class B Shares***           +4.53         -0.56         + 97.55        3.80
ML Municipal Bond Fund, Inc. National Portfolio Class C Shares***           +4.57         -0.57         + 36.10        3.75
ML Municipal Bond Fund, Inc. National Portfolio Class D Shares***           +5.16         -0.43         + 39.31        4.14
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class A Shares****  +4.62         +1.15         + 63.29        3.19
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class B Shares****  +4.14         +0.96         + 25.53        2.87
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class C Shares****  +4.13         +0.96         + 17.86        2.87
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class D Shares****  +4.41         +1.03         + 19.70        3.09

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
  **The Fund's ten-year/since inception periods are: Class A & Class B
    Shares, for the ten years ended 12/31/98; and Class C & Class D Shares, from 10/21/94 to 12/31/98.
 ***The Fund's ten-year/since inception periods are: Class A & Class B
    Shares, for the ten years ended 12/31/98; and Class C & Class D Shares, from 10/21/94 to 12/31/98.
****The Fund's ten-year/since inception periods are: Class A Shares, for the ten years ended 12/31/98; Class B Shares, from 11/2/92 to 12/31/98; and Class C & Class D Shares, from 10/21/94 to 12/31/98.



Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal Bond Fund,
Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

ACES SM    Adjustable Convertible Extendable Securities
AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
INFLOS     Inverse Floating Rate Municipal Bonds
IRS        Inverse Rate Securities
LEVRRS     Leveraged Reverse Rate Securities
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Tax Receipts
S/F        Single-Family
TRAN       Tax Revenue Anticipation Notes
UT         Unlimited Tax
VRDN       Variable Rate Demand Notes


SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)
               Municipal Bonds                                                                             Insured Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
Alabama--0.9%   AAA     Aaa    $ 15,450  Alabama State Public School and College Authority (Capital
                                         Improvement), 4.25% due 11/01/2018 (i)                                  $   14,060
                AAA     Aaa       1,585  Alabama Water Pollution Control Authority, Revolving Fund Loan,
                                         Series A, 6.75% due 8/15/2017 (b)                                            1,793
                AAA     Aaa       1,250  Mobile, Alabama, GO, Refunding and Capital Improvement Bonds,
                                         10.875% due 11/01/2007 (c)                                                   1,744

Arizona--1.1%   AAA     Aaa       6,750  Arizona State Municipal Financing Program, COP, Series 34, 7.25%
                                         due 8/01/2009 (g)                                                            8,277
                AAA     Aaa       3,800  Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds
                                         (Saint Joseph's Care Center Project), Series A, 7.75% due 7/01/2020 (e)      4,088
                                         Pima County, Arizona, Sewer Revenue Refunding and Improvement
                                         Bonds (h):
                AAA     Aaa       2,000     5.50% due 7/01/2007                                                       2,202
                AAA     Aaa       2,200     5.25% due 7/01/2008                                                       2,390
                AAA     Aaa       3,725  Pima County, Arizona, Unified School District No. 1 (Tucson),
                                         Refunding, UT, 5% due 7/01/2008 (h)                                          3,978

California      AAA     Aaa       5,000  Los Angeles, California, Wastewater System Revenue Bonds, Series A,
--1.5%                                   5% due 6/01/2012 (h)                                                         5,210
                                         Northern California Power Agency, Multiple Capital Facilities
                                         Revenue Bonds, RIB (d)(e):
                AAA     Aaa       7,600     6.538% due 8/01/2025                                                      8,354
                AAA     Aaa       5,000     9.142% due 8/01/2025                                                      5,988
                AAA     Aaa       5,800  Oakland, California, Redevelopment Agency, Refunding, INFLOS, 8.564%
                                         due 9/01/2019 (d)(e)                                                         6,699
                AAA     Aaa       2,300  San Jose, California, Redevelopment Agency, Refunding (Tax Allocation
                                         Merged Area Redevelopment Project), 6% due 8/01/2008 (e)                     2,635

Colorado--6.1%                           Denver, Colorado, City and County Airport Revenue Bonds (e):
                AAA     Aaa      20,000     RITR, Series 13, 6.07% due 11/15/2023 (d)                                20,794
                AAA     Aaa       1,500     Refunding, Series D, 5.50% due 11/15/2025                                 1,559
                AAA     Aaa      17,825     Refunding, Series E, 5.50% due 11/15/2025                                18,728
                AAA     Aaa      38,325     Series A, 5.70% due 11/15/2025                                           40,877
                A1+     VMIG1++   2,100  Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects), VRDN,
                                         4.10% due 5/01/2013 (b)(f)                                                   2,100
                                         Municipal Subdistrict Northern Colorado, Water Conservancy District,
                                         Revenue Refunding Bonds, Series F (b):
                AAA     Aaa       4,470     6.15% due 12/01/2005                                                      5,041
                AAA     Aaa       4,250     6.25% due 12/01/2006                                                      4,854
                AAA     Aaa       5,055     6.35% due 12/01/2007                                                      5,861
                                         Public Highway Authority, Colorado, E-470, Revenue Refunding Bonds (e):
                AAA     Aaa       8,500     Series A, 5.25% due 9/01/2018                                             8,718
                AAA     Aaa       8,750     Series B, 5.08% due 9/01/2016 (k)                                         3,625
                AAA     Aaa      11,000     Series B, 5.10% due 9/01/2018 (k)                                         4,078



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                          (in Thousands)
               Municipal Bonds                                                                             Insured Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
Florida--6.0%   A1+     VMIG1++$  2,500  Dade County, Florida, Water and Sewer System Revenue Bonds,
                                         VRDN, 3.40% due 10/05/2022 (f)(h)                                       $    2,500
                                         Florida State Board of Education, Capital Outlay (Public
                                         Education):
                AAA     Aaa       6,855     Refunding, Series C, 4.50% due 6/01/2019 (i)                              6,453
                AAA     Aaa      15,000     Refunding, Series C, 4.50% due 6/01/2022 (i)                             13,913
                NR*     Aaa      10,115     Refunding, Series D, 4.50% due 6/01/2018 (e)                              9,607
                AAA     Aaa       4,410     Refunding, Series D, 4.50% due 6/01/2019 (e)                              4,151
                AAA     Aaa      10,000     Series B, 4.50% due 6/01/2028 (e)                                         9,190
                AAA     Aaa       5,000  Florida State Board of Education, Lottery Revenue Bonds, Series H,
                                         4.50% due 7/01/2018 (h)                                                      4,748
                AAA     Aaa      14,000  Gulf Breeze, Florida, Capital Funding Revenue Bonds, Series B,
                                         4.50% due 10/01/2027 (e)                                                    12,877
                AAA     Aaa         500  Jacksonville, Florida, Health Facilities Authority, Hospital
                                         Revenue Refunding and Improvement Bonds (Baptist Medical Center
                                         Project), 11.50% due 10/01/2012 (c)                                            854
                AAA     Aaa      10,475  Miami-Dade County, Florida, School District, UT, Refunding, 5.375%
                                         due 8/01/2013 (i)                                                           11,381
                AAA     Aaa       3,950  Orange County, Florida, HFA, Mortgage Revenue Refunding Bonds,
                                         Series A, 7.60% due 1/01/2024 (h)(j)                                         4,182
                AAA     Aaa       5,790  Orange County, Florida, Health Facilities Authority Revenue Bonds
                                         (Hospital--Orlando Regional Healthcare), Series A, 6.25% due
                                         10/01/2006 (e)                                                               6,570
                AAA     Aaa       5,700  South Broward Hospital District, Florida, Hospital Revenue Bonds,
                                         RIB, 6.469% due 5/13/2021 (b)(d)                                             6,170
                                         Tampa Bay, Florida, Water Utility System, Revenue Refunding
                                         Bonds (h):
                AAA     Aaa       9,000     Series A, 4.75% due 10/01/2027                                            8,592
                AAA     Aaa      10,000     Series B, 4.75% due 10/01/2027                                            9,532
                AAA     Aaa       2,240  West Coast Regional Water Supply Authority, Florida, Capital
                                         Improvement Revenue Bonds (Hillsborough County Project), 10.40%
                                         due 10/01/2010 (a)(b)                                                        3,289

Georgia--3.1%   AAA     Aaa       4,000  Chatham County, Georgia, School District, UT, 6.75% due
                                         8/01/2003 (a)(e)                                                             4,559
                AAA     Aaa      18,100  Fulton County, Georgia, Water and Sewer Revenue Bonds, 4.75%
                                         due 1/01/2028 (h)                                                           17,278
                                         Georgia Municipal Electric Authority, Power Revenue Bonds (b):
                AAA     Aaa      20,000     Series EE, 7% due 1/01/2025                                              25,925
                AAA     Aaa       9,000     Series Y, 6.40% due 1/01/2013                                            10,628

Hawaii--0.6%    AAA     Aaa      10,000  Hawaii State Airport System, Revenue Refunding Bonds, Series 1993,
                                         6.45% due 7/01/2013 (e)                                                     11,095

Illinois--10.0%                          Chicago, Illinois, Board of Education (b):
                AAA     Aaa      27,450     RITR, Series 39, 6.085% due 12/01/2030 (d)                               28,068
                AAA     NR*      10,000     Series 51, 6.235% due 12/01/2027                                         10,231
                                         Chicago, Illinois, Board of Education (Chicago School Reform), UT,
                                         Series A (b):
                AAA     Aaa       2,965     5.25% due 12/01/2018                                                      3,032
                AAA     Aaa       2,000     5.25% due 12/01/2030                                                      2,013
                AAA     Aaa       2,000  Chicago, Illinois, O'Hare International Airport Revenue Bonds
                                         (Passenger Facilities Charge), Series A, 5.625% due 1/01/2015 (b)            2,130
                AAA     Aaa      18,000  Chicago, Illinois, Project and Refunding Bonds, UT, 5.25% due
                                         1/01/2028 (h)                                                               18,217
                AAA     Aaa       3,000  Chicago, Illinois, Water Revenue Bonds, 5% due 11/01/2015 (h)                3,012
                AAA     Aaa       2,800  Cook County, Illinois, Refunding, UT, Series B, 5% due
                                         11/15/2012 (e)                                                               2,883
                A1+     VMIG1++   4,800  Illinois Development Finance Authority Revenue Bonds (Provena
                                         Health), VRDN, Series B, 4.10% due 5/01/2028 (e)(f)                          4,800
                                         Illinois Health Facilities Authority Revenue Bonds:
                AAA     Aaa       3,250     (Elmhurst Memorial Hospital), 6.625% due 1/01/2022 (h)                    3,533
                AAA     Aaa       3,740     Refunding (Methodist Medical Center), 5.50% due 11/15/2011 (e)           4,022
                AAA     Aaa      28,900     Refunding (Sinai Health System), 6% due 2/15/2024 (b)(l)                 31,398
                A1+     VMIG1++  23,800     Refunding (University of Chicago Hospitals), VRDN, 4.10%due
                                            8/01/2026 (e)(f)                                                         23,800
                AAA     Aaa       3,000  Illinois State, GO, 5.75% due 5/01/2021 (e)                                  3,199
                                         Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                         State Tax Revenue Bonds (McCormick Place Expansion Project):
                AAA     Aaa       6,070     Refunding, Series A, 6% due 12/15/2006 (b)                                6,825
                AAA     Aaa      10,000     Refunding, Series A, 6.10% due 12/15/2015 (e)(k)                          4,279
                AAA     Aaa       8,330     Refunding, Series A, 6.10% due 12/15/2016 (e)(k)                          3,361
                AAA     Aaa       6,600     Series A, 6.50% due 6/15/2003 (a)(b)                                      7,430
                AAA     Aaa      26,000  Regional Transportation Authority, Illinois, Series A, 6.25% due
                                         6/01/2024 (b)                                                               28,855

Indiana--2.0%   AAA     Aaa      15,000  Indiana Health Facilities Financing Authority, Hospital Revenue
                                         Refunding Bonds (Sisters of St. Francis Health), Series A,
                                         5.375% due 11/01/2027 (e)                                                   15,214
                AAA     Aaa       4,040  Indianapolis, Indiana, Local Public Improvement Bond Bank, Series
                                         A, 7.90% due 2/01/2002 (a)(g)                                                4,532
                AAA     Aaa       4,340  Jasper County, Indiana, PCR, Refunding (Northern Indiana Public
                                         Service), 7.10% due 7/01/2017 (e)                                            4,723
                AAA     Aaa       4,510  Munster, Indiana, School Building Corporation (First Mortgage),
                                         5.75% due 1/15/2005 (a)(e)                                                   4,967
                AAA     Aaa       5,000  Penn, Indiana, High School Building Corporation (First Mortgage),
                                         6.125% due 7/15/2005 (a)(e)                                                  5,644
                A1+     Aaa       2,000  Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project),
                                         VRDN, Series A, 4.10% due 7/01/2025 (b)(f)                                   2,000

Kentucky--0.4%  AAA     Aaa       8,925  Jefferson County, Kentucky, School Building Revenue Bonds (School
                                         District Finance Corp.), Series C, 4.50% due 2/01/2019 (e)                   8,352

Maryland--0.3%  AAA     Aaa       4,400  Maryland State Health and Higher Educational Facilities Authority
                                         Revenue Bonds (University of Maryland Medical Systems), Series B,
                                         7% due 7/01/2022 (h)                                                         5,627

Massachusetts                            Massachusetts Bay Transportation Authority, Massachusetts General
--4.0%                                   Transportation Systems, Refunding, Series A (e):
                AAA     Aaa      11,445     4.75% due 3/01/2016                                                      11,296
                AAA     Aaa       5,000     4.75% due 3/01/2021                                                       4,743
                AAA     Aaa       4,160  Massachusetts Educational Loan Authority, Education Loan Revenue
                                         Bonds, AMT, Issue D, Series A, 7.25% due 1/01/2009 (e)                       4,451
                AAA     Aaa       9,595  Massachusetts State Consolidated Loan, Series B, 4.75% due
                                         4/01/2018 (e)                                                                9,367
                AAA     Aaa       5,350  Massachusetts State, GO, Refunding, Series A, 5.75% due 8/01/2009 (b)        6,045
                                         Massachusetts State Health and Educational Facilities Authority
                                         Revenue Bonds (d):
                AAA     Aaa      10,000     (Beth Israel), INFLOS, 8.471% due 7/01/2025 (b)                          11,500
                AAA     Aaa       3,100     (Saint Elizabeth's Hospital), LEVRRS, Series E, 9.42% due
                                            8/12/2021 (i)                                                             3,612
                AAA     Aaa       4,020  Massachusetts State Insured Revenue Refunding Bonds, Series B,
                                         5.40% due 11/01/2007 (e)                                                     4,395
                                         Massachusetts State Water Resources Authority:
                AAA     Aaa      19,100     Refunding, Series B, 4.50% due 8/01/2022 (i)                             17,611
                AAA     Aaa       2,500     Series A, 5.50% due 11/01/2014 (h)                                        2,659

Michigan--1.1%  AAA     Aaa       6,915  Michigan State, HDA, Rental Housing Revenue Bonds, Series B, 6.15%
                                         due 10/01/2015 (e)                                                           7,392
                AAA     Aaa      10,000  Michigan State Strategic Fund Limited Obligation, Revenue Refunding
                                         Bonds (Detroit Edison Co.), Series AA, 6.40% due 9/01/2025 (e)              11,325
                AAA     Aaa       2,000  Plymouth-Canton, Michigan, Community School District, Refunding, UT,
                                         4.625% due 5/01/2023 (h)                                                     1,871
                AAA     Aaa       1,000  Rockford, Michigan, Public Schools, UT, Series Q, 6% due 5/01/2007 (h)       1,126

Mississippi     AAA     Aaa       1,320  Harrison County, Mississippi, Wastewater Management District, Revenue
--0.4%                                   Refunding Bonds (Wastewater
                                         Treatment Facilities), Series A, 8.50% due 2/01/2013 (h)                     1,838
                AAA     Aaa       6,585  Mississippi State, Capital Improvements, Series B, 4.50% due
                                         11/01/2017 (h)                                                               6,288

Nevada--6.0%    AAA     Aaa       6,820  Clark County, Nevada, Airport Revenue Bonds, Sub-Lien, Series A,
                                         5.50% due 7/01/2006 (e)                                                      7,413
                                         Clark County, Nevada, Flood Control (h):
                AAA     Aaa      10,425     4.50% due 11/01/2016                                                      9,983
                AAA     Aaa      11,410     4.50% due 11/01/2018                                                     10,768
                                         Clark County, Nevada, Transportation (h):
                AAA     Aaa       3,720     Series A, 4.50% due 12/01/2016                                            3,531
                AAA     Aaa       3,760     Series A, 4.50% due 12/01/2017                                            3,554
                AAA     Aaa       8,635     Series A, 4.50% due 12/01/2019                                            8,036
                AAA     Aaa       2,545     Series B, 4.50% due 12/01/2016                                            2,413
                AAA     Aaa       4,540  Henderson, Nevada, Water and Sewer, Series A, 4.75% due
                                         9/01/2018 (h)                                                                4,417
                                         Washoe County, Nevada, School District (h):
                AAA     Aaa       4,755     4.75% due 6/01/2017                                                       4,650
                AAA     Aaa      10,230     4.50% due 6/01/2019                                                       9,543
                AAA     Aaa      45,000  Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific
                                         Power), AMT, 6.65% due 6/01/2017 (e)                                        49,415


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                          (in Thousands)
               Municipal Bonds                                                                             Insured Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
New Jersey      AAA     Aaa    $  3,350  Cape May County, New Jersey, Industrial Pollution Control
--4.8%                                   Financing Authority, Revenue Refunding Bonds (Atlantic City
                                         Electric Company Project), Series A, 6.80% due 3/01/2021 (e)            $    4,188
                AAA     Aaa      28,750  New Jersey EDA, Natural Gas Facilities, Revenue Refunding Bonds
                                         (NUI Corporation), Series A, 6.35% due 10/01/2022 (b)                       32,258
                                         New Jersey State Housing and Mortgage Finance Agency Revenue
                                         Bonds (Home Buyer), AMT (e):
                AAA     Aaa       5,610     Series D, 7.70% due 10/01/2029                                            5,803
                AAA     Aaa      21,505     Series M, 7% due 10/01/2026                                              23,478
                AAA     Aaa      22,475  New Jersey State Transportation Trust Fund Authority (Transportation
                                         System), Series A, 4.50% due 6/15/2019 (i)                                  21,155
                AAA     Aaa       4,215  New Jersey State Turnpike Authority, Turnpike Revenue Refunding
                                         Bonds, Series C, 6.50% due 1/01/2008 (b)                                     4,935

New York--18.5%                          Long Island Power Authority, New York, Electric System Revenue
                                         Bonds:
                AAA     Aaa      26,850     Series A, 5.50% due 12/01/2010 (b)                                       29,463
                AAA     Aaa       5,270     Series A, 5.50% due 12/01/2011 (b)                                        5,793
                A1+     VMIG1++   3,000     VRDN, Sub-Series 7, 5% due 1/04/1999 (e)(f)                               3,000
                                         Metropolitan Transportation Authority, New York, Dedicated Tax
                                         Fund, Series A (h):
                AAA     Aaa      10,000     4.50% due 4/01/2018                                                       9,466
                AAA     Aaa       6,600     4.75% due 4/01/2028                                                       6,279
                                         Metropolitan Transportation Authority, New York, Transportation
                                         Facilities Revenue Bonds:
                AAA     Aaa       5,000     Refunding, Series A, 4.75% due 7/01/2021 (e)                              4,787
                AAA     Aaa       3,000     Refunding, Series B-1, 5% due 7/01/2010 (b)                               3,151
                AAA     Aaa      11,025     Refunding, Series C, 4.75% due 7/01/2016 (i)                             10,826
                AAA     Aaa      10,000     Series B, 4.75% due 7/01/2026 (h)                                         9,528
                AAA     Aaa       2,750  New York City, New York, City Transitional Finance Authority Revenue
                                         Bonds (Future Tax Secured), Series B, 4.75% due 11/15/2018 (h)               2,674
                                         New York City, New York, GO:
                AAA     Aaa      24,500     Series D, 6% due 8/01/2008 (h)                                           27,660
                AAA     Aaa       3,405     Series H, 5.125% due 8/01/2018 (c)                                        3,446
                                         New York City, New York, GO, UT:
                AAA     Aaa       1,500     Refunding, Series E, 6.20% due 8/01/2008 (e)                              1,725
                AAA     Aaa      15,000     Series B, 6.25% due 8/15/2008 (b)                                        17,075
                AAA     Aaa       8,175     Series E, 6% due 8/01/2007 (h)                                            9,199
                AAA     Aaa      18,530     Series F, 5.25% due 8/01/2012 (h)                                        19,572
                AAA     Aaa       2,585     Series G, 5.75% due 2/01/2007 (e)                                         2,858
                AAA     Aaa      13,770     Series G, 6% due 10/15/2007 (b)                                          15,547
                AAA     Aaa      31,000     Series I, 6% due 4/15/2012 (i)                                           34,644
                AAA     Aaa       6,000     Series L, 5.20% due 8/01/2008 (e)                                         6,439
                AAA     Aaa      10,095     Series M, 5.30% due 6/01/2012 (b)                                        10,674
                AAA     Aaa      15,000     Series M, 5.50% due 6/01/2017 (b)                                        15,826
                                         New York City, New York, Municipal Water Finance Authority, Water
                                         and Sewer System Revenue Bonds:
                AAA     Aaa      28,510     RITR, Series RI-97-6, 7.095% due 6/15/2026 (d)(e)                        32,486
                A1+     VMIG1++   2,300     VRDN, Series G, 4.10% due 6/15/2024 (f)(h)                                2,300
                                         New York State Dormitory Authority Revenue Bonds:
                AAA     Aaa       2,500     (City University), Third Generation Reserves, Series 2, 6.25%
                                            due 7/01/2004 (a)(e)                                                      2,795
                AAA     Aaa      10,250     (Mental Health Services Facilities Improvement), Series D, 5%
                                            due 8/15/2017 (e)                                                        10,217
                AAA     Aaa       5,100     (Mental Health Services Facilities Improvement), Series F, 4.50%
                                            due 8/15/2028 (b)                                                         4,649
                AAA     Aaa       4,000     (Mental Health Services Facilities Improvement), Series G, 4.50%
                                            due 8/15/2018 (b)                                                         3,763
                AAA     Aaa       1,650  New York State Enviromental Facilities Corporation, Special
                                         Obligation Revenue Refunding Bonds (Riverbank State Park),
                                         5.50% due 4/01/2016 (b)                                                      1,748
                AAA     Aaa       9,320  New York State Local Government Assistance Corporation, Refunding,
                                         Series B, 4.75% due 4/01/2014 (e)                                            9,326
                                         New York State Medical Care Facilities Financial Agency Revenue
                                         Bonds, Series E (h):
                AAA     Aaa       8,965     6.25% due 8/15/2004 (a)                                                  10,172
                AAA     Aaa         160     6.25% due 8/15/2019                                                         178
                AAA     Aaa      17,055  New York State Thruway Authority, Service Contract Revenue Refunding
                                         Bonds (Local Highway and Bridge), Series B, 5.375% due 4/01/2011 (e)        18,323
                                         Niagara Falls, New York, Public Improvement Bonds, UT (e):
                AAA     Aaa       2,975     6.90% due 3/01/2023                                                       3,395
                AAA     Aaa       3,190     6.90% due 3/01/2024                                                       3,640

Ohio--1.4%                               Cleveland, Ohio, COP (Cleveland Stadium Project) (b):
                AAA     Aaa       3,175     5.25% due 11/15/2010                                                      3,392
                AAA     Aaa       2,130     5.25% due 11/15/2013                                                      2,223
                AAA     Aaa      12,000  Cleveland, Ohio, Public Power System Revenue Bonds, First Mortgage,
                                         Series A, 7% due 11/15/2004 (a)(e)                                          14,142
                AAA     Aaa       3,500  Cleveland, Ohio, Refunding, GO, 5.30% due 9/01/2007 (b)                      3,790
                AAA     Aaa       3,500  Ohio State Building Authority, State Facilities (Adult Correctional),
                                         Series A, 6% due 4/01/2004 (b)                                               3,847

Oregon--0.3%                             Port Portland, Oregon, International Airport Revenue Bonds (Portland
                                         International Airport), Series Seven-B, AMT (e):
                AAA     Aaa       3,865     7.10% due 1/01/2012 (a)                                                   4,805
                AAA     Aaa         135     7.10% due 7/01/2021                                                         146

Pennsylvania    AAA     Aaa       6,900  Beaver County, Pennsylvania, Hospital Authority Revenue Bonds (Medical
--6.6%                                   Center of Beaver, Pennsylvania
                                         Inc.), Series A, 6.25% due 7/01/2002 (a)(b)                                  7,584
                                         Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
                                         Refunding Bonds, Series B (b):
                AAA     Aaa       9,305     5.25% due 1/01/2005                                                       9,910
                AAA     Aaa      10,090     5.25% due 1/01/2006                                                      10,790
                AAA     Aaa       4,200  Lancaster, Pennsylvania, GO, Series A, 4.50% due 5/01/2028 (h)               3,824
                                         Pennsylvania State Higher Educational Assistance Agency, Student Loan
                                         Revenue Bonds, RIB, AMT (d):
                AAA     Aaa      15,000     9.571% due 9/03/2026 (b)                                                 17,325
                AAA     Aaa       8,000     Series B, 10.899% due 3/01/2020 (e)                                       8,880
                AAA     Aaa      18,600     Series B, 8.209% due 3/01/2022 (b)                                       21,181
                AAA     Aaa      12,520  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue
                                         Bonds, Senior-Series A, 5.25% due 12/01/2018 (b)                            12,878
                AAA     Aaa       6,000  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B,
                                         7% due 5/15/2020 (c)(e)                                                      7,408
                                         Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds:
                AAA     Aaa       4,020     5.60% due 8/01/2018 (e)                                                   4,223
                AAA     Aaa       4,000     Series A, 5% due 8/01/2016 (b)                                            3,997
                AAA     Aaa       3,595  Pittsburgh, Pennsylvania, Series B, 5% due 9/01/2010 (b)                     3,742
                AAA     Aaa       5,280  Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer
                                         System Revenue Bonds (First Lien), Series A, 5% due 9/01/2018 (h)            5,275
                                         Stroudsburg, Pennsylvania, Area School District Refunding Bonds,
                                         UT (h):
                AAA     Aaa       2,335     5% due 10/01/2006                                                         2,471
                AAA     Aaa       2,450     5% due 10/01/2007                                                         2,597
                AAA     Aaa       2,575     5% due 10/01/2008                                                         2,731

Puerto          A1+     VMIG1++   2,100  Puerto Rico Commonwealth, Government Development Bank, Refunding, VRDN,
Rico--1.6%                               3.60% due 12/01/2015 (e)(f)                                                  2,100
                                         Puerto Rico, Electric Power Authority, Power Revenue Refunding Bonds:
                AAA     Aaa       3,250     Series CC, 5.50% due 7/01/2008 (i)                                        3,600
                AAA     Aaa      25,000     Series EE, 4.50% due 7/01/2018 (e)                                       23,950

Rhode           AAA     Aaa       6,100  Rhode Island Depositors Economic Protection Corporation, Special
Island--1.9%                             Obligation Bonds, Series A, 6.625% due 8/01/2002 (a)(i)                      6,798
                AAA     Aaa       3,775  Rhode Island State Consolidated Capital Development Loan, Series A,
                                         6% due 8/01/2007 (e)                                                         4,266
                AAA     Aaa      12,800  Rhode Island State Health and Educational Building Corporation
                                         Revenue Bonds (Rhode Island Hospital), INFLOS, 9.867% due
                                         8/15/2021 (c)(d)(h)                                                         15,184
                AAA     Aaa       8,335  Rhode Island State Public Projects, Revenue Refunding Bonds,
                                         Series A, 5.25% due 2/01/2009 (b)                                            8,955


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                          (in Thousands)
               Municipal Bonds                                                                             Insured Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
South           AAA     Aaa    $  4,000  Piedmont, South Carolina, Municipal Power Agency, Electric Revenue
Carolina--1.5%                           Refunding Bonds, 6.30% due 1/01/2003 (a)(e)                             $    4,448
                                         South Carolina State Public Service Authority, Revenue Refunding
                                         Bonds, Series A (b):
                AAA     Aaa      17,090     6.375% due 7/01/2021                                                     18,701
                AAA     Aaa       4,200     6.25% due 1/01/2022                                                       4,734

Texas--8.2%     AAA     Aaa      11,190  Austin, Texas, Utility System, Combined Revenue Bonds, Prior Lien,
                                         9.25% due 5/15/2004 (a)(e)                                                  14,049
                                         Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                         Company Project), AMT:
                AAA     Aaa       6,000     Refunding, 6.50% due 12/01/2027 (b)                                       6,587
                AAA     Aaa      12,000     Series B, 6.625% due 6/01/2022 (h)                                       13,121
                AAA     Aaa      20,000  Brownsville, Texas, Utility System, Revenue Refunding Bonds, 6.25%
                                         due 9/01/2014 (e)                                                           23,761
                                         Harris County, Texas, Toll Road Revenue Bonds, Senior Lien, Series A:
                AAA     Aaa      11,100     6.375% due 8/15/2004 (a)(e)                                              12,634
                AAA     Aaa       2,750     6.50% due 8/15/2017 (b)                                                   3,027
                                         Houston, Texas, Water and Sewer System Revenue Bonds:
                AAA     Aaa      11,230     RITR, Series 5, 6.32% due 12/01/2027 (d)(h)                              11,778
                AAA     Aaa      14,770     Refunding, Junior Lien, Series A, 6.125% due 12/01/2005 (a)(e)           16,642
                AAA     Aaa       8,000     Refunding, Junior Lien, Series A, 6.20% due 12/01/2005 (a)(e)             9,050
                AAA     Aaa       4,210     Refunding, Junior Lien, Series B, 5% due 12/01/2007 (i)                   4,433
                AAA     Aaa       3,500  Houston, Texas, Water Conveyance System Contract, COP, Series J,
                                         6.25% due 12/15/2013 (b)                                                     4,082
                AAA     Aaa      11,800  Matagorda County, Texas, Navigation District No. 1, Revenue Refunding
                                         Bonds (Houston Light and Power Co.), Series A, 6.70% due 3/01/2027 (b)      12,912
                                         North Central Texas, Health Facilities Development Corporation
                                         Revenue Bonds:
                A1+     Aaa       2,000     (Methodist Hospital, Dallas), VRDN, Series B, 4.10% due
                                            10/01/2015 (f)(g)                                                         2,000
                AAA     Aaa       5,300     (Texas Health Resources Systems), Series B, 5% due 2/15/2017 (e)          5,255
                A1+     VMIG1++   1,200  Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                                         Project), VRDN, Series A, 4.10% due 3/01/2026 (b)(f)                         1,200
                AAA     Aaa      15,000  Southwest Higher Education Authority Incorporated, Texas, Revenue
                                         Refunding Bonds (Southern Methodist University), Series B, 6.25% due
                                         10/01/2022 (h)                                                              16,419

Utah--2.5%      A1+     VMIG1++   1,800  Carbon County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN,
                                         4.10% due 11/01/2024 (b)(f)                                                  1,800
                A1+     VMIG1++  10,150  Emery County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN,
                                         4.15% due 11/01/2024 (b)(f)                                                 10,150
                AAA     Aaa      14,000  Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC
                                         Hospitals, Inc.), INFLOS, 9.92% due 5/15/2020 (b)(c)(d)                     16,363
                AAA     Aaa      10,385  Utah State Board of Regents, Revenue Refunding Bonds (University
                                         of Utah Auxillary and Campus), Series A, 4.75% due 4/01/2025 (e)             9,776
                AAA     Aaa       2,650  Utah State Board of Regents, Student Loan Revenue Bonds, AMT,
                                         Series F, 7.45% due 11/01/2008 (b)                                           2,879
                                         Utah State Building Ownership Authority, Lease Revenue Refunding
                                         Bonds (State Facilities Master Lease Program) (i):
                AAA     Aaa       2,995     5.50% due 5/15/2012                                                       3,279
                AAA     Aaa       3,000     5.50% due 5/15/2013                                                       3,277

Virginia--2.3%  AAA     Aaa       5,000  Danville, Virginia, IDA, Hospital Revenue Refunding Bonds (Danville
                                         Regional Medical Center), 6.50% due 10/01/2004 (a)(h)                        5,699
                                         Virginia State, HDA, Commonwealth Mortgage, AMT, Series A, Sub-
                                         Series A-4 (e):
                AAA     Aaa       5,000     6.30% due 7/01/2014                                                       5,392
                AAA     Aaa      11,215     6.35% due 7/01/2018                                                      12,093
                AAA     Aaa      19,000     6.45% due 7/01/2028                                                      20,361

Washington      AAA     Aaa       7,205  Grant County, Washington, Public Utility District No. 002, Electric
--4.2%                                   Revenue Bonds, Series G, 4.75% due 1/01/2018 (e)                             6,969
                                         King County, Washington, School District No. 415 (h):
                AAA     Aaa       5,480     4.625% due 12/01/2016                                                     5,264
                AAA     Aaa       5,780     4.625% due 12/01/2017                                                     5,531
                AAA     Aaa      10,680  Seattle, Washington, Metropolitan Seattle Municipality, Sewer
                                         Revenue Bonds, Series W, 6.25% due 1/01/2003 (a)(e)                         11,842
                AAA     Aaa      33,535  Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                         6.625% due 7/01/2004 (a)(h)                                                 38,580
                AAA     Aaa      11,075  Spokane County, Washington, UT, School District No. 356 (Central
                                         Valley), Series B, 5.049% due 12/01/2016 (h)(k)                              4,500
                AAA     Aaa         465  University of Washington, University Revenue Bonds (Housing and
                                         Dining), 7% due 12/01/2021 (e)                                                 511
                AAA     Aaa       7,000  Washington State Health Care Facilities Authority Revenue Bonds
                                         (Southwest Washington Hospital--Vancouver), 7.125% due 10/01/2019 (g)        7,316

West            AAA     Aaa      11,465  Mason County, West Virginia, PCR, Refunding (Appalachian Power Co.),
Virginia--1.5%                           Series I, 6.85% due 6/01/2022 (e)                                           12,641
                AAA     Aaa      12,250  Pleasants County, West Virginia, PCR (Potomac Pleasants), Series
                                         95-C, 6.15% due 5/01/2015 (b)                                               13,528
                AAA     Aaa       2,500  West Virginia School Building Authority (Capital Improvement),
                                         Revenue Refunding Bonds, Series 8, 5.25% due 7/01/2021 (i)                   2,540

Wisconsin--2.7% AAA     Aaa       9,000  Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds
                                         (Midwest Energy Resources), Series E, 6.90% due 8/01/2021 (h)               11,261
                AAA     Aaa       4,650  Wisconsin Public Power System, Inc., Power Supply System Revenue
                                         Bonds, Series A, 5.75% due 7/01/2023 (e)                                     4,992
                AAA     Aaa       6,520  Wisconsin State Health and Educational Facilities Authority
                                         Revenue Refunding Bonds (Sister's Sorrowful Mother), Series A,
                                         6.125% due 8/15/2022 (e)                                                     7,076
                                         Wisconsin State Veterans Housing Loans, AMT, Series B (e):
                AAA     Aaa       7,920     6.50% due 5/01/2020                                                       8,698
                AAA     Aaa      17,130     6.50% due 5/01/2025                                                      18,814


                Total Investments (Cost--$1,813,031)--101.5%                                                      1,930,956

                Liabilities in Excess of Other Assets--(1.5%)                                                       (27,805)
                                                                                                                 ----------
                Net Assets--100.0%                                                                               $1,903,151
                                                                                                                 ==========

             (a)Prerefunded.
             (b)AMBAC Insured.
             (c)Escrowed to maturity.
             (d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1998.
             (e)MBIA Insured.
             (f)The interest rate is subject to change periodically based upon the prevailing market rates. The interest rate shown is the rate in effect at December 31, 1998.
             (g)BIG Insured.
             (h)FGIC Insured.
             (i)FSA Insured.
             (j)GNMA Collateralized.
             (k)Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
             (l)FHA Insured.
               *Not Rated.
              ++Highest short-term rating issued by Moody's Investors Service,
                Inc.

                See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)
               Municipal Bonds                                                                            National Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
Alaska--2.4%                             Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                AA      Aa2    $  6,000     (British Petroleum Pipeline), Series B, 7% due 12/01/2025            $    6,581
                AA      Aa3      27,150     (Sohio Pipeline--British Petroleum Oil), 7.125% due 12/01/2025           30,132

Arizona--0.9%   NR*     Aa2       1,100  Arizona Educational Loan Marketing Corporation, Educational Loan
                                         Revenue Bonds, AMT, Series B, 7% due 3/01/2005                               1,188
                A       A2        5,475  Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds
                                         (Catholic Healthcare West Project), Series A, 5% due 7/01/2016               5,375
                NR*     B1        5,000  Phoenix, Arizona, IDA, Airport Facilities Revenue Refunding Bonds
                                         (America West Airlines, Inc.), AMT, 6.30% due 4/01/2023                      5,161
                AA      Aa1       2,275  Scottsdale, Arizona, Water and Sewer Revenue Project of 1989,
                                         Series E, 4.50% due 7/01/2023                                                2,112

California      NR*     NR*       5,975  Antioch, California, Improvement Bond Act of 1915 (Assessment District
--14.3%                                  No.27--Lone Tree), Series E, 7.125% due 9/02/2016                            6,166
                A       A2       10,000  California Health Facilities Financing Authority, Revenue Refunding
                                         Bonds (Catholic Healthcare West), Series A, 5% due 7/01/2028                 9,613
                AAA     Aaa      10,000  California State, 5.125% due 10/01/2027 (c)                                 10,049
                                         California State Public Works Board, Lease Revenue Bonds:
                A2      A         9,415     (California Community Colleges), Series A, 5.25% due 12/01/2014           9,889
                A       Aaa      10,350     (Department of Corrections--Monterey County, Soledad II), Series A,
                                            7% due 11/01/2004 (j)                                                    12,259
                                         California State Refunding, UT:
                A+      Aa3      30,000     5% due 10/01/2007                                                        31,933
                AAA     Aaa       8,500     5% due 2/01/2023 (e)                                                      8,441
                AAA     Aaa      30,000     4.25% due 10/01/2026 (f)                                                 26,559
                AAA     Aaa      20,000  East Bay, California, Municipal Utility District, Water System
                                         Revenue Bonds, Sub-Series, 4.75% due 6/01/2028 (f)                          19,115
                NR*     NR*       4,000  Long Beach, California, Special Tax Community Facilities (District
                                         No.3--Pine Avenue Public Improvement), 6.375% due 9/01/2023                  4,282
                AAA     Aaa      30,815  Los Angeles, California, Waterworks Revenue Bonds (Department of Water
                                         and Power), 4.25% due 10/15/2030                                            27,064
                AA      Aa2      19,750  Metropolitan Water District, Southern California, Waterworks
                                         Revenue Refunding Bonds, Series A, 4.75% due 7/01/2022                      18,940
                AAA     Aaa      10,000  San Bernardino County, California, COP (Medical Center Financing
                                         Project), Series A, 5.875% due 8/01/2005 (j)                                11,315
                AAA     Aaa       9,000  San Jose, California, Redevelopment Agency, Tax Allocation (Merged
                                         Area Redevelopment Project), 5% due 8/01/2031 (c)                            8,914
                AAA     Aaa      10,000  Santa Clara, California, Electric Revenue Refunding Bonds, Series A,
                                         5% due 7/01/2027 (c)                                                         9,925

Colorado--5.8%  AA      Aa2      12,600  Colorado Springs, Colorado, Utilities Revenue Bonds, RITR, Series 19,
                                         6.245% due 11/15/2026 (g)                                                   13,377
                                         Denver, Colorado, City and County Airport Revenue Bonds:
                AAA     Aaa      23,280     Series A, 5.75% due 11/15/2016 (f)                                       25,098
                AAA     Aaa      24,000     Series A, 5.70% due 11/15/2025 (f)                                       25,598
                BBB+    Baa1      2,575     Series A, AMT, 7.50% due 11/15/2023                                       2,962
                BBB+    Baa1      7,910     Series A, AMT, 8% due 11/15/2025                                          8,535
                BBB     Baa1      9,710     Series B, AMT, 7.25% due 11/15/2023                                      10,724

Connecticut     B+      Ba3      10,725  Connecticut State Development Authority, PCR, Refunding (Conneticut
--0.7%                                   Light & Power Co.), Series A, 5.85% due 9/01/2028                           10,765

District of     A+      A1        3,750  District of Columbia Revenue Bonds (Georgetown University), RIB,
Columbia--0.3%                           9.30% due 4/01/2022 (g)                                                      4,411

Florida--5.9%   AA-     VMIG1++     300  Dade County, Florida, IDA, Exempt Facilities Revenue Refunding
                                         Bonds (Florida Power & Light Company), VRDN, 3.65% due 6/01/2021 (a)           300
                A1      NR*       7,750  Escambia County, Florida, PCR, Refunding (Gulf Power Company
                                         Project), VRDN, 4.10% due 7/01/2022 (a)                                      7,750
                AAA     Aaa       6,330  Florida HFA (Antigua Club Apartments), AMT, Series A-1, 7% due
                                         2/01/2035 (c)                                                                6,993
                NR*     Aaa       6,785  Florida HFA, Home Ownership Revenue Bonds, AMT, Series G1, 7.90%
                                         due 3/01/2022 (d)                                                            7,184
                AA+     Aa2      30,000  Florida State Board of Education, Capital Outlay Public Education,
                                         Series B, 4.50% due 6/01/2027                                               27,608
                AA      Aa3       5,000  Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                                         Company Project), Series 91, 7.875% due 8/01/2021                            5,608
                AAA     NR*       3,365  Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT, Series A,
                                         8.375% due 3/01/2021 (d)                                                     3,473
                AAA     Aaa       5,850  South Broward, Florida, Hospital District Revenue Bonds, RIB, Series
                                         C, 9.693% due 5/01/2001 (c)(g)(j)                                            6,815
                AAA     Aaa      20,000  Sunrise, Florida, Utility System Revenue Bonds, Series A, 5.75% due
                                         10/01/2026 (c)(j)                                                           22,423

Georgia--1.6%   AAA     Aaa      20,000  Metropolitan Atlanta, Georgia, Rapid Transit Authority, Sales Tax
                                         Revenue Bonds, Second Indenture, Series A, 6.90% due 7/01/2004 (f)(j)       23,290

Idaho--0.1%     AA      NR*       1,180  Idaho Housing Agency, S/F Mortgage, AMT, Series E, 7.875% due
                                         7/01/2024 (b)                                                                1,254

Illinois--3.0%  AA-     Aa3       8,000  Chicago, Illinois, Gas Supply Revenue Bonds (Peoples Gas, Light &
                                         Coke Company Project), AMT, Series A, 8.10% due 5/01/2020                    8,587
                                         Chicago, Illinois, O'Hare International Airport, Special Facilities
                                         Revenue Bonds (United Airlines, Inc.):
                BB+     Baa2      4,580     AMT, Series B, 8.95% due 5/01/2018                                        5,048
                BB+     Baa2     13,300     Series 1984-B, 8.85% due 5/01/2018                                       14,654
                A+      Aa1       1,750  Illinois HDA, Residential Mortgage Revenue Bonds, RIB, AMT,
                                         Series C-2, 9.562% due 2/01/2018 (g)                                         1,971
                                         Illinois Health Facilities Authority Revenue Refunding Bonds:
                NR*     NR*       2,625     (Saint Elizabeth's Hospital--Chicago), 7.75% due 7/01/2004 (j)            3,147
                A1+     VMIG1++   6,000     (University of Chicago Hospital), VRDN, 4.10% due 8/01/2026 (a)(f)        6,000
                NR*     A1        4,400  Southwestern Illinois Development Authority, Sewer Facilities
                                         Revenue Bonds (Monsanto Company Project), AMT, 7.30% due 7/15/2015           4,989

Indiana--0.7%   AA      NR*       9,100  Indianapolis, Indiana, Local Public Improvement Bond Bank,
                                         Refunding, Series D, 6.75% due 2/01/2020                                    10,047

Iowa--0.8%      NR*     NR*       9,000  Iowa Finance Authority, Health Care Facilities, Revenue Refunding
                                         Bonds (Care Initiatives Project), 9.25% due 7/01/2025                       12,080

Kansas--1.8%                             Wichita, Kansas, Hospital Revenue Bonds, RIB (f)(g):
                AAA     Aaa      12,000     Series III-A, 8.894% due 10/01/2017                                      14,295
                AAA     Aaa      10,000     Series III-B, 8.945% due 10/21/2022                                      11,912

Kentucky--0.8%  NR*     NR*       4,500  Perry County, Kentucky, Solid Waste Disposal Revenue Bonds (TJ
                                         International Project), AMT, 7% due 6/01/2024                                4,920
                A+      Aa2       6,345  Trimble County, Kentucky, PCR (Louisville Gas and Electric
                                         Company), AMT, Series A, 7.625% due 11/01/2020                               6,826


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                          (in Thousands)
               Municipal Bonds                                                                           National Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
Louisiana--3.7% NR*     A3     $ 35,000  Lake Charles, Louisiana, Harbor and Terminal District Port
                                         Facilities, Revenue Refunding Bonds (Trunkline LNG Company Project),
                                         7.75% due 8/15/2022                                                     $   39,730
                AAA     Aaa       4,000  Louisiana Stadium and Exposition District, Hotel Occupancy Tax
                                         and Stadium Revenue Refunding Bonds, Series B, 4.75% due 7/01/2021 (e)       3,804
                B+      NR*      10,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain
                                         Company Project), 7.50% due 7/01/2013                                       10,646
                BBB     Baa2      1,100  Saint Charles Parish, Louisiana, PCR (Union Carbide Project), AMT,
                                         7.35% due 11/01/2022                                                         1,206

Maine--0.3%     AA      A2        3,585  Maine State Housing Authority, Mortgage Purchase, AMT, Series B-4,
                                         6.90% due 11/15/2026                                                         3,904

Maryland--0.5%  AA-     Aa        7,000  Maryland State Stadium Authority, Sports Facilities Lease Revenue
                                         Bonds, AMT, Series D, 7.60% due 12/15/2019                                   7,393

Massachusetts   AAA     Aaa      30,000  Massachusetts Bay Transportation Authority, General Transportation
--4.7%                                   System, Refunding, Series A, 4.50% due 3/01/2026 (f)                        27,491
                NR*     Caa      12,350  Massachusetts State Health and Educational Facilities Authority,
                                         Revenue Refunding Bonds (New England Memorial Hospital), Series B,
                                         6.25% due 7/01/2023                                                          6,175
                AAA     Aaa      40,000  Massachusetts State Water Resources Authority, General Refunding
                                         Bonds, Series B, 4.50% due 8/01/2022 (h)                                    36,882

Michigan--2.6%  AAA     Aaa      15,000  Michigan State Hospital Finance Authority Revenue Bonds (Sisters
                                         of Mercy), INFLOS, 9.02% due 2/15/2022 (g)(h)                               17,344
                AAA     Aaa      10,000  Michigan State Trunk Line, Series A, 5.625% due 11/01/2006 (e)(j)           11,116
                BBB     Baa1      9,350  Monroe County, Michigan, PCR (Detroit Edison Company Project), AMT,
                                         Series A, 7.75% due 12/01/2019                                               9,884

Minnesota--3.3% A1+     NR*       1,200  Beltrami County, Minnesota, Environmental Control Revenue
                                         Refunding Bonds (Northwood Panelboard Co. Project), VRDN, 4.10%
                                         due 12/01/2021 (a)                                                           1,200
                AA+     Aa        5,655  Minnesota State, HFA, S/F Mortgage, AMT, Series A, 7.45% due
                                         7/01/2022 (b)                                                                5,929
                                         Minnesota State, Refunding, UT:
                AAA     Aaa      20,000     5% due 6/01/2004                                                         21,146
                AAA     Aaa      17,285     5% due 6/01/2005                                                         18,336
                AA+     NR*       3,000  Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo
                                         Foundation), IRS, Series H, 7.864% due 11/15/2015 (g)                        3,476

Mississippi     NR*     Ba2       5,950  Lowndes County, Mississippi, Hospital Revenue Refunding Bonds (Golden
--0.7%                                   Triangle Medical Center), 8.50% due 2/01/2010                                6,305
                NR*     Aaa       4,195  Mississippi Home Corporation, S/F Mortgage Revenue Bonds (Access
                                         Program), AMT, Final Tranche, Series A, 6.90% due 6/01/2024 (d)              4,557

Missouri--0.8%  BBB     NR*      11,400  Bi-State Development Agency, Missouri and Illinois, Metropolitan No.
                                         5, Refunding (American Commercial Lines, Inc.), 7.75% due 6/01/2000 (j)     12,387

Nebraska--0.2%  AAA     Aaa       2,600  Nebraska Investment Finance Authority, S/F Mortgage Revenue Bonds,
                                         RIB, AMT, Series 2, 11.53% due 9/10/2030 (d)(g)                              2,876

Nevada--0.7%    A       A2       10,000  Henderson, Nevada, Health Care Facility Revenue Bonds (Healthcare
                                         West), Series A, 5.375% due 7/01/2026                                       10,058

New Jersey      AAA     Aaa      26,750  New Jersey Health Care Facilities Financing Authority, Revenue
--2.7%                                   Refunding Bonds (Saint Barnabas Health), Series B, 4.75% due
                                         7/01/2028 (f)                                                               25,408
                AAA     Aaa       5,000  Union County, New Jersey, Utility Authority, Solid Waste Revenue
                                         Bonds, RITR, AMT, Series 38, 6.27% due 6/01/2020 (c)(g)                      5,337
                AA-     A3        9,500  University of Medicine and Dentistry of New Jersey, Series C, 7.20%
                                         due 12/01/1999 (j)                                                          10,038

New Mexico      A1+     NR*         300  Eddy County, New Mexico, PCR, Refunding (IMC Fertilizer Inc.
--0.0%                                   Project), VRDN, 3.75% due 12/01/2003 (a)                                       300

New York        A-      Baa1     15,040  Long Island Power Authority, New York, Electric System Revenue
--13.2%                                  Bonds, Series A, 5.50% due 12/01/2029                                       15,521
                                         Metropolitan Transportation Authority, New York, Service Contract
                                         Revenue Refunding Bonds (Commuter Facilities), Series 5:
                BBB+    Baa1      2,145     6.90% due 7/01/2006                                                       2,331
                BBB+    Baa1      5,000     7% due 7/01/2012                                                          5,445
                                         New York City, New York, GO, UT:
                A-      A3       14,315     Series B, 7.75% due 2/01/2002 (j)                                        16,182
                A-      A3        4,000     Series B, 8.25% due 6/01/2006                                             5,017
                A-      A3        3,060     Series B, 7.75% due 2/01/2011                                             3,431
                AAA     Aaa       5,495     Series F, 8.25% due 11/15/2001 (j)                                        6,263
                                         New York City, New York, Municipal Water Finance Authority, Water
                                         and Sewer System Revenue Bonds, Series B:
                AAA     Aaa      10,440     5.375% due 6/15/2019 (c)                                                 10,659
                AAA     Aaa      10,000     5.75% due 6/15/2026 (f)                                                  10,698
                AAA     Aaa      10,000     5.875% due 6/15/2026 (h)                                                 10,804
                AAA     Aaa      10,795     5.25% due 6/15/2029 (c)                                                  11,004
                AAA     Aaa       3,000     5.25% due 6/15/2029 (e)                                                   3,049
                AA      Aa3      20,000  New York City, New York, Transitional Finance Authority Revenue
                                         Bonds (Future Tax Secured), Series B, 4.50% due 11/15/2027                  18,280
                AAA     Aaa       4,585  New York City, New York, UT, RITR, Series 33, 6.29% due
                                         8/01/2027 (f)(g)                                                             4,963
                                         New York State Dormitory Authority Revenue Bonds (State University
                                         Educational Facilities):
                A-      A3       11,515     5.50% due 5/15/2026                                                      11,915
                A-      A3        6,735     Refunding, Series B, 7.375% due 5/15/2014                                 7,181
                A-      A3        5,000     Series A, 7.50% due 5/15/2013                                             6,414
                AAA     Aaa      20,000     Series A, 4.75% due 5/15/2025 (f)                                        19,046
                                         New York State Medical Care Facilities, Finance Agency Revenue
                                         Bonds (New York Hospital Mortgage), Series A (b)(c)(j):
                AAA     Aaa       8,400     6.75% due 2/15/2005                                                       9,789
                AAA     Aaa       9,100     6.80% due 2/15/2005                                                      10,629
                AAA     Aaa      10,000  Port Authority of New York and New Jersey, Consolidated Revenue
                                         Refunding Bonds, 116th Series, 4.25% due 10/01/2026                          8,826

North           A1      VMIG1++     100  North Carolina Medical Care Commission, Hospital Revenue
Carolina--0.0%                           Bonds (Pooled Equipment Financing Project), ACES, 4% due
                                         12/01/2025 (a)(f)                                                              100

Ohio--2.2%      AAA     Aaa      12,000  Cleveland, Ohio, Public Power System Revenue Bonds (First Mortgage),
                                         Series A, 7% due 11/15/2004 (f)(j)                                          14,142
                AAA     Aaa       7,625  Ohio, HFA, S/F Mortgage Revenue Bonds, RIB, AMT, Series B-4, 9.861%
                                         due 3/31/2031 (d)(g)                                                         8,511
                AAA     Aaa      10,000  Ohio State Turnpike Commission, Turnpike Revenue Bonds, Series A,
                                         5.50%  due 2/15/2006 (f)(j)                                                 11,044


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
               Municipal Bonds                                                                          National Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
Pennsylvania    AAA     Aaa    $ 16,500  Allegheny County, Pennsylvania, Sanitary Authority, Sewer Revenue
--6.8%                                   Bonds, RITR, Series 20, 6.32% due 12/01/2024 (f)(g)                     $   17,613
                AAA     Aaa      10,000  Beaver County, Pennsylvania, UT, Series A, 5.90% due 10/01/2006 (j)         11,209
                BBB     Baa      10,000  Pennsylvania Convention Center Authority, Revenue Refunding Bonds,
                                         Series A, 6.75% due 9/01/2019                                               11,194
                AA      Aa2       8,800  Pennsylvania HFA, Refunding, RIB, AMT, Series 1991-31C, 9.944% due
                                         10/01/2023 (g)                                                               9,944
                                         Pennsylvania State, GO:
                AAA     Aaa      20,000     Refunding, 5.125% due 9/15/2006 (c)                                      21,363
                AAA     Aaa      15,375     Second Series, 5% due 8/01/2005 (e)                                      16,273
                AAA     Aaa      10,000  Pennsylvania State Higher Educational Assistance Agency, Student
                                         Loan Revenue Bonds, RIB, AMT, 9.571% due 9/03/2026 (c)(g)                   11,550
                NR*     NR*       2,000  Pennsylvania State Higher Educational Facilities Authority, College
                                         and University Revenue Bonds (Eastern College), Series B, 8% due
                                         10/15/2025                                                                   2,390

Puerto          A1+     VMIG1++   2,200  Puerto Rico Commonwealth, Government Development Bank, Refunding, VRDN,
Rico--0.1%                               3.60% due 12/01/2015 (a)(f)                                                  2,200

Rhode           AA+     Aa2       7,975  Rhode Island Housing and Mortgage Finance Corporation, RITR, AMT,
Island--0.6%                             Series 30, 7.37% due 4/01/2029 (g)                                           8,814

South           AAA     Aa1       9,085  South Dakota HDA, Homeownership Mortgage, Series A, 7.15% due 5/01/2027      9,578
Dakota--0.6%

Tennessee       NR*     Aaa      10,000  Knox County, Tennessee, Health, Educational and Housing Facilities
--0.7%                                   Board, Hospital Facilities Revenue Bonds (Baptist Health System of
                                         East Tennessee), 8.60% due 4/15/1999 (j)                                    10,352

Texas--10.8%    AAA     Aaa       7,200  Austin, Texas, Independent School District, Refunding, 5.75% due
                                         8/01/2006 (j)                                                                7,986
                AAA     Aaa      10,000  Austin, Texas, Utility System, Combined Revenue Refunding Bonds,
                                         5.60% due 5/15/2005 (j)                                                     10,876
                                         Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                         Company Project), AMT, Series A:
                BBB+    Baa1      2,095     8.25% due 1/01/2019                                                       2,143
                BBB+    Baa1     18,150     7.875% due 3/01/2021                                                     19,632
                A-      A2       12,350  Brazos River Authority, Texas, Revenue Refunding Bonds (Houston
                                         Light and Power), Series 1989-A, 7.625% due 5/01/2019                       12,799
                AAA     Aaa      13,300  Dallas, Texas, Refunding and Improvement, UT, 5% due 2/15/2006              14,107
                BBB     Baa1      7,250  Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Champion
                                         International Corporation), AMT, 7.45% due 5/01/2026                         7,893
                                         Harris County, Texas, Health Facilities Development Corporation,
                                         Hospital Revenue Bonds:
                A1+     NR*       5,600     (Methodist Hospital), VRDN, 4.10% due 12/01/2025 (a)                      5,600
                AAA     Aaa      10,150     RITR, Series 12, 8.32% due 10/01/2004 (f)(g)(j)                          12,828
                AAA     Aa3      12,470     (Saint Luke's Episcopal Hospital Project), Series A, 6.75% due
                                            2/15/2021 (i)                                                            13,469
                AAA     Aaa      11,100  Harris County, Texas, Toll Road Revenue Bonds, Senior Lien, Series
                                         A, 6.375% due 8/15/2004 (f)(j)                                              12,634
                                         Houston, Texas, Water and Sewer System Revenue Bonds, RITR (e)(g):
                AAA     Aaa      15,750     Series 5, 6.32% due 12/01/2027                                           16,518
                AAA     Aaa      10,620     Series 32, 6.346% due 12/01/2027                                         11,310
                AAA     Aaa       3,000  Odessa, Texas, Junior College District, Revenue Refunding Bonds,
                                         Series A, 8.125% due 6/01/2005 (j)                                           3,699
                NR*     VMIG1++   2,000  Port of Arthur, Texas, Navigational District, PCR, Refunding (Texaco
                                         Incorporated Project), VRDN, 4.10% due 10/01/2024 (a)                        2,000
                A+      Aa        3,185  Texas Housing Agency, Residential Development Mortgage Revenue Bonds,
                                         Series A, 7.50% due 7/01/2015 (d)                                            3,417
                AA      Aa2       4,250  Texas State Veterans' Housing Assistance (Fund II), AMT, UT, Series A,
                                         7% due 12/01/2025                                                            4,607

Utah--1.2%      NR*     NR*       2,000  Tooele County, Utah, PCR, Refunding (Laidlaw Environmental), AMT,
                                         Series A, 7.55% due 7/01/2027                                                2,207
                AAA     Aaa      13,250  Weber County, Utah, Municipal Building Authority, Lease Revenue
                                         Bonds, 7.50% due 12/15/2004 (j)                                             15,966

Virginia--0.5%  NR*     NR*       4,030  Dulles Town Center Community Development Authority, Virginia, Special
                                         Assessment Tax Bonds (Dulles Town Center Project), 6.25% due 3/01/2026       4,112
                AA+     Aa1       3,215  Virginia State, HDA, Commonwealth Mortgage, Series A, 7.15% due 1/01/2033    3,376

West            NR*     NR*       4,000  Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ
Virginia--0.3%                           International Project), AMT, 7% due 7/15/2025                                4,451

Wisconsin--1.8%                          Wisconsin Housing and EDA, Home Ownership Revenue Bonds:
                A1+     Aa2      21,150     RITR, AMT, Series 18, 7.462% due 9/01/2028 (g)                           23,404
                AA      Aa        4,040     Series A, 7.10% due 3/01/2023                                             4,299


                Total Investments (Cost--$1,399,389)--98.1%                                                       1,469,642

                Other Assets Less Liabilities--1.9%                                                                  28,454
                                                                                                                 ----------
                Net Assets--100.0%                                                                               $1,498,096
                                                                                                                 ==========


             (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1998.
             (b)FHA Insured.
             (c)AMBAC Insured.
             (d)GNMA Collateralized.
             (e)FGIC Insured.
             (f)MBIA Insured.
             (g)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1998.
             (h)FSA Insured.
             (i)Escrowed to maturity.
             (j)Prerefunded.
               *Not Rated.
              ++Highest short-term rating issued by Moody's Investors Service,
                Inc.


                See Notes to Financial Statements.




Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)
               Municipal Bonds                                                                    Limited Maturity Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
Alaska--0.4%                             Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon
                                         Pipeline Co. Project), VRDN (b):
                A1+     P1      $   200     Series A, 5.10% due 12/01/2033                                        $     200
                A1+     P1        1,500     Series C, 5.10% due 12/01/2033                                            1,500

Arizona--2.2%   AA-     A1          200  Central Arizona Water Conservation District, Contract Revenue
                                         Bonds (Central Arizona Project), Series B, 6.50% due 5/01/2001 (a)             217
                SP1+    NR*       5,780  Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, Series D, 4.20%
                                         due 6/01/2002                                                                5,781
                AA+     Aa1         250  Phoenix, Arizona, Refunding Bonds, UT, 5.70% due 7/01/1999                     253
                                         Pima County, Arizona, Refunding Bonds:
                A+      A1          200     Series A, 5.60% due 7/01/1999                                               203
                AAA     Aaa       2,135     UT, 4.75% due 7/01/2001 (d)                                               2,197
                AAA     Aaa         200  Yuma County, Arizona, Jail District Revenue Bonds, 4.30% due
                                         7/01/1999 (c)                                                                  201

California      SP1+    NR*       7,000  Central Valley School Financing Authority, California, TRAN,
--3.0%                                   3.50% due 1/27/2000                                                          7,026
                SP1+    MIG1++    5,000  Riverside County, California, TRAN, 4.50% due 9/30/1999                      5,055

Connecticut     AAA     AAA      12,100  Connecticut State Special Assessment Revenue Refunding Bonds
--3.1%                                   (Unemployment Compensation Advance Fund), Series A, 5.50% due
                                         5/15/2001 (c)                                                               12,656

Florida--1.3%   AAA     Aaa       5,000  Dade County, Florida, GO, UT, 6.50% due 10/01/2001 (a)(c)                    5,428

Georgia--1.0%   AAA     Aaa       4,000  Georgia Muncipal Electric Authority, General Power Revenue Refunding
                                         Bonds, Series D, 6% due 1/01/2000 (c)                                        4,114

Hawaii--2.1%    AAA     Aaa       3,200  Hawaii State, GO, Refunding, Series CO, 6% due 3/01/2001 (f)                 3,359
                A+      A1        5,250  Hawaii State, GO, UT, Series CH, 4.75% due 11/01/1999                        5,322

Illinois--4.5%  AA-     NR*      10,000  Chicago, Illinois, Board of Education, COP (School Reform Equipment
                                         Acquisition), 4.60% due 12/01/1999                                          10,133
                BBB+    Baa1      4,625  Illinois Development Finance Authority, Solid Waste Disposal
                                         Revenue Bonds (Waste Management Inc. Project), AMT, 7.125% due
                                         1/01/2001                                                                    4,853
                AAA     Aaa       3,500  Illinois State Refunding, GO, UT, 5.125% due 12/01/1999 (f)                  3,566

Indiana--2.2%   AAA     Aaa       3,000  Indianapolis, Indiana, Airport Authority, Revenue Refunding Bonds,
                                         AMT, Series A, 4.50% due 7/01/2001 (f)                                       3,053
                AA      NR*       5,790  Richmond, Indiana, Hospital Authority, Revenue Refunding Bonds
                                         (Reid Hospital & Health Care), 4.35% due 1/01/2002                           5,818

Kansas--1.9%    A1      A2        3,500  Burlington, Kansas, Environmental Improvement Revenue Refunding
                                         Bonds (Kansas City Power & Light Co. Project), Series D, 4.35%
                                         due 10/01/2017                                                               3,537
                AAA     Aaa       4,000  Kansas State Development Finance Authority Revenue Bonds (Regents
                                         Rehab), Series G-2, 5% due 10/01/2001 (c)                                    4,152

Kentucky--1.2%  AAA     Aaa       5,000  Carrollton and Henderson, Kentucky, Public Energy Authority, Gas
                                         Revenue Bonds, Series A, 4.50% due 1/01/2002 (e)                             5,108

Maryland--0.5%  NR*     Aa2       2,000  Maryland State Community Development Administration Department,
                                         Housing and Community Development Refunding Bonds (S/F Program--
                                         First Series), 4.45% due 4/01/2001                                           2,014

Massachusetts-- NR*     A1          275  Boston, Massachusetts, Economic Development and Industrial
2.5%                                     Corporation, Public Parking Facility, Series 1990, 5% due 7/01/2015            279
                AAA     Aaa         195  Massachusetts Education Loan Authority, Educational Loan Revenue
                                         Refunding Bonds, AMT, Issue E, Series B, 5.50% due 7/01/2001                   201
                AAA     Aaa       3,500  Massachusetts State Health and Educational Facilities Authority
                                         Revenue Bonds (Newtown Wellesley Hospital), Series D, 6.90% due
                                         7/01/2001 (a)(d)                                                             3,836
                                         Massachusetts State Industrial Finance Agency, Resource Recovery
                                         Revenue Refunding Bonds (Odgen), Series A:
                BBB     NR*       1,750     4.35% due 12/01/2000                                                      1,762
                BBB     NR*       2,925     4.50% due 12/01/2001                                                      2,950
                AA-     Aa3         750  Massachusetts State Refunding, Series B, 6.25% due 8/01/2001                   799
                AA      Aa3         300  Massachusetts State Special Obligation Revenue Bonds (Highway
                                         Improvement Loan), Series A, 5.90% due 6/01/2001                               316
                NR*     Aa1         100  Peabody, Massachusetts, GO, Series A, 4.50% due 8/01/2000                      102

Michigan--3.5%  AA+     Aa2         110  Ann Arbor, Michigan, School District, Public School Refunding
                                         Bonds, UT, 4.75% due 5/01/2000                                                 112
                AAA     Aaa         105  Chelsea, Michigan, School District, UT, 6.75% due 5/01/2002 (f)                115
                AAA     Aaa         250  Dearborn, Michigan, Economic Development Corporation, Hospital
                                         Revenue Bonds (Oakwood Obligated Group), Series A, 6.95% due
                                         8/15/2001 (a)(d)                                                               275
                AAA     Aaa       8,000  Detroit, Michigan, Distributable State Aid, UT, 7.20% due
                                         5/01/1999 (a)(c)                                                             8,268
                AAA     Aaa         200  Detroit, Michigan, Refunding, Distributable State Aid, UT, 5.70%
                                         due 5/01/2001 (c)                                                              209
                AA      Aa2       4,630  Michigan Municipal Bond Authority Revenue Bonds (School Loan), 5%
                                         due 12/01/2001                                                               4,805
                AA+     Aa2         450  Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local
                                         Government--Qualified School), Series A, 6% due 5/01/2001                      474
                NR*     Aaa         100  Michigan State Hospital Finance Authority Revenue Bonds (McLaren
                                         Obligated Group), Series A, 7.50% due 9/15/2001 (a)                            112

Minnesota       AAA     Aaa       2,385  Metropolitan Council, Minneapolis, St. Paul Metropolitan Area
--2.5%                                   Transit, UT, Series C, 4.75% due 2/01/2000                                   2,426
                AAA     Aaa       2,610  Minnesota State, HFA (Rental Housing), Refunding Bonds, Series D,
                                         4.50% due 8/01/1999 (d)                                                      2,621
                AA+     Aa1       5,000  Minnesota State, HFA, S/F Mortgage (Series 1), 3.90% due 8/29/2000           5,001

Mississippi     NR*     P1          500  Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc.
--1.9%                                   Project), VRDN, 5.10% due 12/01/2016 (b)                                       500
                NR*     Baa2      7,200  Lawrence County, Mississippi, PCR (Georgia Pacific Corp. Project),
                                         4.30% due 12/01/2000                                                         7,277

Nebraska--1.8%                           Nebraska Public Power District Revenue Bonds (Consumer Public Power
                                         District):
                A+      A1        4,000     5.50% due 7/01/2002                                                       4,224
                AAA     Aaa       3,000     Series A, 5% due 1/01/2002 (d)                                            3,111

New Jersey      NR*     Aaa         300  Bergen County, New Jersey, General Improvement Bonds, UT, 5.20%
--4.3%                                   due 10/01/1999                                                                 305
                AAA     Aaa       5,715  New Jersey State Educational Facilities Authority Revenue Bonds (Higher
                                         Educational Facilities Trust Fund), Series A, 5.125% due 9/01/1999 (c)       5,795
                AAA     Aaa         300  New Jersey State Educational Facilities Authority Revenue Bonds
                                         (Princeton University), Series E, 4.05% due 7/01/2000                          303
                AA+     Aa1       4,250  New Jersey State Refunding, UT, Series D, 5.10% due 2/15/2000                4,341
                NR*     MIG1++    6,250  Readington-Lebanon, New Jersey, Sewer Authority Project Notes,
                                         Series A, 4.25% due 12/01/2000                                               6,359
                AAA     Aaa         125  Somerset County, New Jersey, GO, UT, 5.875% due 12/01/2001                     133
                AA+     Aaa         340  Union County, New Jersey, Refunding, GO, UT, 5.875% due 3/01/1999              342

New Mexico      A1+     P1        4,100  Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN, AMT,
--1.0%                                   Series C, 5.15% due 9/01/2024 (b)                                            4,100



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
               Municipal Bonds                                                                    Limited Maturity Portfolio

               S&P      Moody's   Face                                                                              Value
STATE          Ratings  Ratings  Amount  Issue                                                                    (Note 1a)
New York        A1+     VMIG1++$ 10,800  Long Island Power Authority, New York, Electric System Revenue Bonds,
--17.8%                                  VRDN, Sub-Series 5, 5.10% due 5/01/2033 (b)                             $   10,800
                BBB+    Aaa      10,255  Metropolitan Transporation Authority of New York, Service Contract
                                         Commuter Facilities, Series 6, 6% due 7/01/2001 (a)                         10,833
                                         Municipal Assistance Corporation:
                A+      Aa        4,550     Refunding, Series E, 5.50% due 7/01/2000                                  4,693
                NR*     Aa2         800     Series 68, 7.10% due 7/01/1999                                              832
                                         New York City, New York, GO:
                A-      A3        2,020     Refunding, Series G, 3.90% due 8/01/1999                                  2,030
                A-      Aaa          60     UT, Series A, 6% due 8/01/2000 (g)                                           63
                A-      Aaa       4,615     UT, Series C, Sub-Series C-1, 7.50% due 8/01/2002 (a)                     5,257
                BBB+    Baa1      3,000  New York State, COP, Commissioner General Services Executive
                                         Department, 4% due 3/01/2000                                                 3,023
                BBB+    Baa1     10,885  New York State Dormitory Authority Revenue Bonds (Consolidated
                                         City University System), Series A, 4.75% due 7/01/1999                      10,977
                AA+     Aa1         400  New York State Environmental Facilities Corporation, PCR, State
                                         Water Revolving Fund (New York City Municipal Water Finance
                                         Authority Project), Series E, 5.60% due 6/15/1999                              405
                                         New York State Local Government Assistance Corporation (a):
                A+      Aaa         625     Series A, 7% due 4/01/2001                                                  683
                A+      Aaa       5,000     Series B, 6.25% due 4/01/2002                                             5,480
                AAA     Aaa         600     Series D, 7% due 4/01/2002                                                  671
                NR*     Aaa         725  New York State Medical Care Facilities Finance Agency, Revenue
                                         Bonds (Mental Health Services Facilities), Series A, 7.75% due
                                         2/15/2001 (a)                                                                  800
                AA-     Aa3       5,305  New York State Power Authority, Revenue and General Purpose
                                         Bonds, Series A, 5% due 2/15/2002                                            5,508
                                         New York State Urban Development Corporation Revenue Bonds:
                BBB+    Baa1      4,525     (Correctional Capital Facilities), Series 4, 4.90% due 1/01/2001          4,638
                BBB+    Aaa       5,000     (State Facilities), 7.50% due 4/01/2001 (a)                               5,513
                A+      Aa3         340  Triborough Bridge and Tunnel Authority, New York, Revenue Bonds,
                                         Series R, 6.90% due 1/01/2000                                                  353

North           AAA     Aaa       2,000  Charlotte, North Carolina, Water and Sewer, UT, 5.70% due 2/01/2000 (g)      2,054
Carolina--1.8%  AAA     Aaa       5,000  Mecklenburg County, North Carolina, Public Improvement, UT,
                                         Series B, 4.30% due 2/01/2002                                                5,104

Ohio--8.8%      NR*     Aa1       6,000  Franklin County, Ohio, Hospital Revenue Refunding Bonds (US Health
                                         Corp.), Series B, 4.50% due 12/01/2020                                       6,070
                AAA     Aaa       3,135  Kent State University, Ohio, University Revenue Bonds (General
                                         Receipts), Series B, 4.15% due 5/01/2001 (c)                                 3,157
                AAA     Aa1      12,400  Ohio State Highway, GO, Series V, 4.70% due 5/15/2000                       12,642
                A1+     P1        8,500  Ohio State Water Development Authority, Pollution Control Facilities
                                         Revenue Bonds (Ohio Edison Company), AMT, Series A, 4.20% due 5/01/2018      8,502
                NR*     Aaa       5,290  Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan
                                         Revenue Refunding Bonds, AMT, Series C, 5.70% due 7/01/1999                  5,340

Oklahoma--0.6%  AA      Aa2       2,400  Tulsa, Oklahoma, GO, UT, 5.125% due 5/01/1999                                2,417

Pennsylvania    AAA     Aaa         300  Beaver County, Pennsylvania, Hospital Authority, Revenue Refunding
--3.1%                                   Bonds (Medical Center of Beaver County, Inc.), 5.70% due 7/01/1999 (c)(g)      304
                AA      Aa2       1,000  Bucks County, Pennsylvania, UT, Series A, 5.95% due 3/01/2000                1,031
                NR*     Aa3         155  Central Bucks, Pennsylvania, School District, UT, 4.50% due 5/15/1999          156
                AA      Aa3       6,500  Pennsylvania State, UT, First Series, 4.50% due 3/01/2002                    6,659
                AAA     Aaa       4,145  Pittsburgh, Pennsylvania, Refunding, UT, Series A, 5% due 3/01/2000 (d)      4,229
                AAA     Aaa         325  Washington County, Pennsylvania, Lease Authority Revenue Bonds
                                         (Municipal Facility Pooled Capital--Shadyside Hospital Project),
                                         Series C, Sub-Series C1-A, 7.45% due 6/15/2000 (a)(c)                          353

Rhode           AAA     Aaa       4,100  Rhode Island State Refunding Bonds (Consolidated Capital Development
Island--1.1%                             Loan), 5.50% due 8/01/2001 (d)                                               4,291

South           AAA     Aaa       5,000  Florence County, South Carolina, Hospital Revenue Bonds (McLeod Regional
Carolina--1.8%                           Medical Center Project), 6.75% due 11/01/2000 (a)(f)                         5,394
                AA      Aa1       1,930  Lexington & Richland Counties, South Carolina, School District No.
                                         005, UT, 4.50% due 3/01/2002                                                 1,979

Texas--8.1%     AAA     Aaa       3,925  Houston, Texas, Independent School District, 6.375% due 8/15/2001            4,195
                AAA     Aaa       2,600  Houston, Texas, Water and Sewer Systems, Revenue Refunding Bonds,
                                         Junior Lien, Series C, 5.90% due 12/01/1999 (c)                              2,667
                                         San Antonio, Texas, Electric and Gas Revenue Refunding Bonds:
                AA      Aa1       3,000     5.25% due 2/01/2000                                                       3,067
                AA      Aa1       3,000     Series A, 5% due 2/01/2002                                                3,111
                AAA     Aaa       8,825  Texas National Research Laboratory Commission Financing Corporation,
                                         Lease Revenue Bonds (Superconducting Super Collider Project), 7.10%
                                         due 12/01/2001 (a)                                                           9,831
                SP1+    MIG1++    6,300  Texas State, TRAN, 4.50% due 8/31/1999                                       6,362
                AA      Aa2       3,600  Texas State University System, GO, 4.75% due 8/15/2001                       3,704

Virginia--2.7%  AA      Aa1       3,330  Richmond, Virginia, Equipment Notes, 4.25% due 5/15/2002                     3,386
                AA      Aa2       5,000  Virginia College Building Authority, Educational Facilities Revenue
                                         Bonds (Equipment Leasing Program), 4.75% due 2/01/2002                       5,155
                AA      Aa2       2,555  Virginia State Transportation Board, Transportation Contract
                                         Revenue Bonds (US Route 58 Corridor), Series B, 5% due 5/15/2000             2,613

Washington      AAA     NR*       5,000  King County, Washington, School District No. 414 (Lake Washington),
--7.2%                                   UT, 7% due 12/01/2000 (a)                                                    5,335
                AAA     Aaa       5,000  Seattle, Washington, Metropolitan Seattle Municipality, Sewer
                                         Revenue Bonds, Series U, 6.60% due 1/01/2001 (a)(f)                          5,390
                AA      Aa2       6,750  South Columbia, Washington, Hydroelectric Crossover Revenue
                                         Refunding Bonds (Basin Irrigation District),  5.75% due 6/01/2000            6,972
                AA+     Aa1       8,000  Washington State, Refunding, Series R92-B, 6.20% due 9/01/2001               8,526
                AA+     Aa1       3,000  Washington State Variable Purpose, Series B, 6.80% due 8/01/2000 (a)         3,158

Wisconsin       AA+     Aa1       6,510  Milwaukee, Wisconson, Metropolitan Sewer District, Refunding,
--4.2%                                   Series A, 4.25% due 10/01/2000                                               6,607
                AA      Aa2       4,385  Wisconsin State, GO, Series C, 5.50% due 5/01/2000                           4,510
                AAA     NR*       5,720  Wisconsin State Health and Educational Facilities Authority Revenue
                                         Bonds (Medical College of Wisconsin), Series D, 7.35% due
                                         12/01/2000 (a)                                                               6,218


                Total Investments (Cost--$395,807)--98.1%                                                           400,247

                Other Assets Less Liabilities--1.9%                                                                   7,584
                                                                                                                 ----------
                Net Assets--100.0%                                                                               $  407,831
                                                                                                                 ==========

             (a)Prerefunded.
             (b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1998.
             (c)AMBAC Insured.
             (d)MBIA Insured.
             (e)FSA Insured.
             (f)FGIC Insured.
             (g)Escrowed to maturity.
               *Not rated.
              ++Highest short-term rating by Moody's Investors Service, Inc.

                See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                            Limited
                                                                             Insured        National        Maturity
                    As of December 31, 1998                                 Portfolio      Portfolio       Portfolio
Assets:             Investments, at value* (Note 1a)                      $1,930,956,211  $1,469,641,880  $  400,246,597
                    Cash                                                          28,759          27,319          46,477
                    Receivables:
                      Interest                                                26,828,617      20,358,534       6,007,153
                      Securities sold                                         22,176,468      29,661,603         720,000
                      Capital shares sold                                        389,261         953,658       2,167,738
                    Prepaid registration fees and other assets
                    (Note 1e)                                                    796,123          41,452          41,589
                                                                          --------------  --------------  --------------
                    Total assets                                           1,981,175,439   1,520,684,446     409,229,554
                                                                          --------------  --------------  --------------

Liabilities:        Payables:
                      Securities purchased                                    46,256,144      14,311,439              --
                      Dividends and distributions to shareholders
                      (Note 1f)                                               28,537,612       4,524,782         853,677
                      Capital shares redeemed                                  1,738,473       2,477,117         209,140
                      Investment adviser (Note 2)                                646,173         669,582         124,501
                      Distributor (Note 2)                                       370,428         349,572          21,982
                    Accrued expenses and other liabilities                       475,276         256,343         188,771
                                                                          --------------  --------------  --------------
                    Total liabilities                                         78,024,106      22,588,835       1,398,071
                                                                          --------------  --------------  --------------

Net Assets:         Net assets                                            $1,903,151,333  $1,498,095,611  $  407,831,483
                                                                          ==============  ==============  ==============

Net Assets          Class A Common Stock, $0.10 par value++               $   16,387,018  $    8,873,288  $    2,808,798
Consist of:         Class B Common Stock, $0.10 par value++++                  5,983,463       3,912,671         467,422
                    Class C Common Stock, $0.10 par value++++++                  217,101         458,408           3,746
                    Class D Common Stock, $0.10 par value++++++++                766,170         830,549         791,710
                    Paid-in capital in excess of par                       1,745,904,369   1,414,343,377     401,310,465
                    Undistributed (accumulated) realized capital
                    gains (losses)--net (Note 5)                              15,967,504        (575,121)     (1,990,169)
                    Unrealized appreciation on investments--net.             117,925,708      70,252,439       4,439,511
                                                                          --------------  --------------  --------------
                    Net assets                                            $1,903,151,333  $1,498,095,611 $   407,831,483
                                                                          ==============  ==============  ==============

Net Asset           Class A:
Value:                Net assets                                          $1,335,670,940  $  944,515,851  $  281,312,030
                                                                          ==============  ==============  ==============
                      Shares outstanding                                     163,870,182      88,732,876      28,087,980
                                                                          ==============  ==============  ==============
                      Net asset value and redemption price
                      per share                                           $         8.15  $        10.64  $        10.02
                                                                          ==============  ==============  ==============
                    Class B:
                      Net assets                                          $  487,366,946  $  416,336,311  $   46,822,967
                                                                          ==============  ==============  ==============
                      Shares outstanding                                      59,834,625      39,126,709       4,674,216
                                                                          ==============  ==============  ==============
                      Net asset value and redemption price
                      per share                                           $         8.15  $        10.64  $        10.02
                                                                          ==============  ==============  ==============
                    Class C:
                      Net assets                                          $   17,687,036  $   48,803,721  $      374,008
                                                                          ==============  ==============  ==============
                      Shares outstanding                                       2,171,008       4,584,082          37,461
                                                                          ==============  ==============  ==============
                      Net asset value and redemption price
                      per share                                           $         8.15  $        10.65  $         9.98
                                                                          ==============  ==============  ==============
                    Class D:
                      Net assets                                          $   62,426,411  $   88,439,728  $   79,322,478
                                                                          ==============  ==============  ==============
                      Shares outstanding                                       7,661,704       8,305,486       7,917,099

                      Net asset value and redemption price per share      $         8.15  $        10.65  $        10.02
                                                                          ==============  ==============  ==============

                   *Identified cost                                       $1,813,030,503  $1,399,389,441  $  395,807,086
                                                                          ==============  ==============  ==============
                  ++Authorized shares--Class A                               500,000,000     375,000,000     150,000,000
                                                                          ==============  ==============  ==============
                ++++Authorized shares--Class B                               375,000,000     375,000,000     150,000,000
                                                                          ==============  ==============  ==============
              ++++++Authorized shares--Class C                               375,000,000     375,000,000     150,000,000
                                                                          ==============  ==============  ==============
            ++++++++Authorized shares--Class D                               500,000,000     375,000,000     150,000,000
                                                                          ==============  ==============  ==============


                    See Notes to Financial Statements.



STATEMENTS OF OPERATIONS
                                                                                                            Limited
                                                                             Insured        National        Maturity
                    For the Six Months Ended December 31, 1998              Portfolio      Portfolio        Portfolio
Investment          Interest and amortization of premium and discount
Income              earned                                                $   54,296,902  $   44,721,686  $    8,768,333
(Note 1d):                                                                --------------  --------------  --------------

Expenses:           Investment advisory fees (Note 2)                          3,580,095       3,654,529         692,661
                    Account maintenance and distribution fees--
                    Class B (Note 2)                                           1,911,732       1,588,561          81,922
                    Transfer agent fees--Class A (Note 2)                        202,817         167,366          34,323
                    Accounting services (Note 2)                                 139,845         108,249          42,712
                    Account maintenance and distribution fees--
                    Class C (Note 2)                                              64,773         188,665             384
                    Account maintenance fees--Class D (Note 2)                    71,691          99,857          36,978
                    Transfer agent fees--Class B (Note 2)                         94,200          90,761           7,342
                    Custodian fees                                                82,335          66,574          23,246
                    Registration fees (Note 1e)                                   31,959          50,765          36,994
                    Printing and shareholder reports                              63,090          32,922          19,751
                    Professional fees                                             30,642          27,754          14,592
                    Pricing services                                              15,951          12,584           9,183
                    Transfer agent fees--Class D (Note 2)                          8,352          13,631           8,596
                    Directors' fees and expenses                                   9,892           7,421           2,309
                    Transfer agent fees--Class C (Note 2)                          2,974           9,808              44
                    Other                                                         22,728          13,432           7,105
                                                                          --------------  --------------  --------------
                    Total expenses                                             6,333,076       6,132,879       1,018,142
                                                                          --------------  --------------  --------------
                    Investment income--net                                    47,963,826      38,588,807       7,750,191
                                                                          --------------  --------------  --------------

Realized &          Realized gain on investments--net                         21,394,978      19,489,197         379,767
Unrealized Gain     Change in unrealized appreciation on investments
(Loss) on           --net                                                         68,914     (17,905,877)      1,986,394
Investments                                                               --------------  --------------  --------------
--Net (Notes 1b,    Net Increase in Net Assets Resulting from
1d & 3):            Operations                                            $   69,427,718  $   40,172,127  $   10,116,352
                                                                          ==============  ==============  ==============


                    See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998

STATEMENTS OF CHANGES IN NET ASSETS
                                          Insured Portfolio            National Portfolio          Limited Maturity Portfolio
                                     For the Six       For the      For the Six       For the        For the Six      For the
                                     Months Ended     Year Ended    Months Ended     Year Ended      Months Ended    Year Ended
Increase (Decrease) in Net Assets:  Dec. 31, 1998   June 30, 1998  Dec. 31, 1998   June 30, 1998    Dec. 31, 1998  June 30, 1998
Operations:  Investment income
             --net                $   47,963,826  $  102,591,875  $   38,588,807  $   79,796,136  $    7,750,191  $   15,558,651
             Realized gain on
             investments--net         21,394,978      44,682,184      19,489,197      39,111,030         379,767         395,414
             Change in unrealized
             appreciation/
             depreciation
             on investments
             --net                        68,914       5,253,448     (17,905,877)     (2,308,236)      1,986,394         789,704
                                  --------------  --------------  --------------  --------------  --------------  --------------
             Net increase in
             net assets resulting
             from operations          69,427,718     152,527,507      40,172,127     116,598,930      10,116,352      16,743,769
                                  --------------  --------------  --------------  --------------  --------------  --------------

Dividends &  Investment income--
Distri-      net:
butions to    Class A                (35,301,989)    (75,235,351)    (25,951,594)    (54,724,558)     (5,583,922)    (12,354,558)
Shareholders  Class B                (10,942,063)    (24,092,878)     (9,575,672)    (19,749,158)       (801,247)     (1,724,528)
(Note 1f):    Class C                   (343,462)       (608,829)     (1,054,021)     (1,588,802)         (3,717)         (5,682)
              Class D                 (1,376,312)     (2,654,817)     (2,007,520)     (3,733,618)     (1,361,305)     (1,473,883)
             Realized gain on
             investments--net:
              Class A                (30,333,680)     (2,005,059)       (375,628)             --        (211,240)             --
              Class B                (11,021,698)       (747,289)       (165,206)             --         (35,110)             --
              Class C                   (405,758)        (18,784)        (19,432)             --            (281)             --
              Class D                 (1,454,294)        (76,185)        (35,761)             --         (58,046)             --
                                  --------------  --------------  --------------  --------------  --------------  --------------
             Net decrease in net
             assets resulting
             from dividends and
             distributions to
             shareholders            (91,179,256)   (105,439,192)    (39,184,834)    (79,796,136)     (8,054,868)    (15,558,651)
                                  --------------  --------------  --------------  --------------  --------------  --------------

Capital      Net proceeds from
Share        issuance of capital
Trans-       shares                  (14,074,757)   (160,344,787)     16,120,853     (33,702,285)     (3,232,673)    (42,037,027)
actions      Net proceeds from
(Note 4):    issuance of capital
             shares resulting from
             reorganization                   --              --              --              --              --      31,447,783
                                  --------------  --------------  --------------  --------------  --------------  --------------
             Net increase (decrease)
             in net assets derived
             from capital share
             transactions            (14,074,757)   (160,344,787)     16,120,853     (33,702,285)     (3,232,673)    (10,589,244)
                                  --------------  --------------  --------------  --------------  --------------  --------------

Net Assets:  Total increase
             (decrease) in net
             assets                  (35,826,295)   (113,256,472)     17,108,146       3,100,509      (1,171,189)     (9,404,126)
             Beginning of
             period                1,938,977,628   2,052,234,100   1,480,987,465   1,477,886,956     409,002,672     418,406,798
                                  --------------  --------------  --------------  --------------  --------------  --------------
             End of period        $1,903,151,333  $1,938,977,628  $1,498,095,611  $1,480,987,465  $  407,831,483  $  409,002,672
                                  ==============  ==============  ==============  ==============  ==============  ==============


             See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                             Insured Portfolio

                                                                                  Class A
The following per share data and ratios have
been derived from information provided in
the financial statements                           For the Six.
                                                   Months Ended                For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:            Dec. 31, 1998     1998           1997           1996         1995
Per Share           Net asset value, beginning
Operating           of period                      $       8.25  $       8.06  $       7.91  $       7.92   $       7.88
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .22           .43           .45           .44            .46
                    Realized and unrealized gain
                    (loss) on investments--net              .09           .20           .15          (.01)           .18
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .31           .63           .60           .43            .64
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.22)         (.43)         (.45)         (.44)          (.46)
                      Realized gain on invest-
                      ments--net                           (.19)         (.01)           --            --           (.14)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.41)         (.44)         (.45)         (.44)          (.60)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $       8.15  $       8.25  $       8.06  $       7.91   $       7.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             3.70%+++      8.05%         7.72%         5.51%          8.60%
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .43%*         .42%          .44%          .43%           .43%
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                5.05%*        5.29%         5.58%         5.55%          5.78%
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $  1,335,671  $  1,377,025  $  1,441,785  $  1,572,835   $  1,706,064
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   35.71%       102.89%        74.40%        78.49%         35.61%
                                                   ============  ============  ============  ============   ============

                                                                             Insured Portfolio

                                                                                  Class B
The following per share data and ratios
have been derived from information provided
in the financial statements.                       For the Six
                                                   Months Ended               For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:           Dec. 31, 1998      1998           1997         1996          1995
Per Share           Net asset value, beginning
Operating           of period                      $       8.24  $       8.05  $       7.91  $       7.92   $       7.87
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .18           .37           .39           .38            .40
                    Realized and unrealized gain
                    (loss) on investments--net              .10           .20           .14          (.01)           .19
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .28           .57           .53           .37            .59
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.18)         (.37)         (.39)         (.38)          (.40)
                      Realized gain on invest-
                      ments--net                           (.19)         (.01)           --            --           (.14)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.37)         (.38)         (.39)         (.38)          (.54)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $       8.15  $       8.24  $       8.05  $       7.91   $       7.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             3.42%+++      7.24%         6.78%         4.71%          7.91%
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                              1.19%*        1.18%         1.19%         1.19%          1.19%
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                4.29%*        4.53%         4.82%         4.80%          5.03%
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $    487,367  $    498,624  $    560,105  $    723,090   $    782,748
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   35.71%       102.89%        74.40%        78.49%         35.61%
                                                   ============  ============  ============  ============   ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


FINANCIAL HIGHLIGHTS (continued)
                                                                             Insured Portfolio

                                                                                  Class C
The following per share data and ratios
have been derived from information provided in
the financial statements.                           For the Six                                         For the Period
                                                   Months Ended        For the Year Ended June 30,     Oct. 21, 1994++ to
Increase (Decrease) in Net Asset Value:            Dec. 31, 1998      1998          1997         1996     June 30, 1995
Per Share           Net asset value, beginning
Operating           of period                      $       8.24  $       8.06  $       7.91  $       7.92   $       7.68
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .18           .37           .38           .38            .27
                    Realized and unrealized gain
                    (loss) on investments--net              .10           .19           .15          (.01)           .38
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .28           .56           .53           .37            .65
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.18)         (.37)         (.38)         (.38)          (.27)
                      Realized gain on
                      investments--net                     (.19)         (.01)           --            --           (.14)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.37)         (.38)         (.38)         (.38)          (.41)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $       8.15  $       8.24  $       8.06  $       7.91   $       7.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             3.40%+++      7.05%         6.86%         4.65%          8.83%+++
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                              1.24%*        1.23%         1.25%         1.24%          1.23%*
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                4.24%*        4.48%         4.77%         4.75%          4.93%*
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $     17,687  $     14,623  $     11,922  $     18,936   $      7,756
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   35.71%       102.89%        74.40%        78.49%         35.61%
                                                   ============  ============  ============  ============   ============


                                                                             Insured Portfolio
The following per share data and ratios
have been derived from information provided in                                    Class D
the financial statements.                           For the Six                                          For the Period
                                                   Months Ended        For the Year Ended June 30,      Oct. 21, 1994++ to
Increase (Decrease) in Net Asset Value:            Dec. 31, 1998      1998          1997         1996     June 30, 1995
Per Share           Net asset value, beginning
Operating           of period                      $       8.24  $       8.06  $       7.91  $       7.92   $       7.68
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .20           .41           .43           .42            .29
                    Realized and unrealized gain
                    (loss) on investments--net              .10           .19           .15          (.01)           .38
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .30           .60           .58           .41            .67
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.20)         (.41)         (.43)         (.42)          (.29)
                      Realized gain on investments
                      --net                                (.19)         (.01)           --            --           (.14)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.39)         (.42)         (.43)         (.42)          (.43)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $       8.15  $       8.24  $       8.06  $       7.91   $       7.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             3.69%+++      7.65%         7.46%         5.25%          9.24%+++
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .68%*         .67%          .69%          .68%           .68%*
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                4.80%*        5.03%         5.33%         5.31%          5.50%*
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $     62,426  $     48,706  $     38,422  $     51,772   $     26,015
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   35.71%       102.89%        74.40%        78.49%         35.61%
                                                   ============  ============  ============  ============   ============

                                                                             National Portfolio

                                                                                  Class A
The following per share data and ratios
have been derived from information provided in      For the Six
the financial statements.                           Months Ended
                                                    December 31,            For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                 1998          1998         1997          1996         1995
Per Share           Net asset value, beginning
Operating           of period                      $      10.64  $      10.38  $      10.11  $      10.02   $      10.08
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .29           .59           .60           .60            .60
                    Realized and unrealized gain
                    on investments--net                      --++++       .26           .27           .09            .15
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .29           .85           .87           .69            .75
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.29)         (.59)         (.60)         (.60)          (.60)
                      Realized gain on invest-
                      ments--net                             --++++        --            --            --           (.19)
                      In excess of realized gain
                      on investments--net                    --            --            --            --           (.02)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and
                    distributions                          (.29)         (.59)         (.60)         (.60)          (.81)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.64  $      10.64  $      10.38  $      10.11   $      10.02
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.78%+++      8.36%         8.84%         6.98%          7.89%
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .55%*         .55%          .55%          .56%           .56%
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                5.28%*        5.58%         5.86%         5.89%          6.01%
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $    944,516  $    964,940  $    983,650  $    983,550   $  1,059,440
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   51.87%       142.02%        99.52%        95.09%        103.65%
                                                   ============  ============  ============  ============   ============

                                                                              National Portfolio

                                                                                   Class B
The following per share data and ratios
have been derived from information provided in      For the Six
the financial statements.                           Months Ended
                                                    December 31,              For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                 1998          1998          1997          1996         1995
Per Share           Net asset value, beginning
Operating           of period                      $      10.63  $      10.37  $      10.11  $      10.02   $      10.07
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .25           .51           .52           .52            .52
                    Realized and unrealized gain
                    on investments--net                     .01           .26           .26           .09            .16
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .26           .77           .78           .61            .68
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.25)         (.51)         (.52)         (.52)          (.52)
                      Realized gain on invest-
                      ments--net                             --++++        --            --            --           (.19)
                      In excess of realized gain
                      on investments--net                    --            --            --            --           (.02)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distribu-
                    tions                                  (.25)         (.51)         (.52)         (.52)          (.73)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.64  $      10.63  $      10.37  $      10.11   $      10.02
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.48%+++      7.55%         7.92%         6.17%          7.28%
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                              1.31%*        1.31%         1.31%         1.32%          1.32%
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                4.52%*        4.82%         5.10%         5.13%          5.25%
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $    416,336  $    406,798  $    415,103  $    399,341   $    419,933
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   51.87%       142.02%        99.52%        95.09%        103.65%
                                                   ============  ============  ============  ============   ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998

FINANCIAL HIGHLIGHTS (continued)
                                                                              National Portfolio

                                                                                   Class C
The following per share data and ratios
have been derived from information provided         For the Six                                           For the Period
in the financial statements.                        Months Ended                                         Oct. 21, 1994++
                                                    December 31,         For the Year Ended June 30,        to June 30,
Increase (Decrease) in Net Asset Value:                1998           1998          1997         1996          1995
Per Share           Net asset value, beginning of
Operating           period                         $      10.64  $      10.38  $      10.11  $      10.03   $       9.85
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .25           .50           .52           .52            .36
                    Realized and unrealized gain
                    on investments--net                     .01           .26           .27           .08            .39
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .26           .76           .79           .60            .75
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.25)         (.50)         (.52)         (.52)          (.36)
                      Realized gain on invest-
                      ments--net                             --++++        --            --            --           (.19)
                      In excess of realized gain
                      on investments--net                    --            --            --            --           (.02)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.25)         (.50)         (.52)         (.52)          (.57)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.65  $      10.64  $      10.38  $      10.11   $      10.03
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.45%+++      7.49%         7.97%         6.01%          7.97%+++
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                              1.36%*        1.36%         1.36%         1.37%          1.37%*
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                4.47%*        4.76%         5.04%         5.08%          5.21%*
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $     48,804  $     41,087  $     28,096  $     13,291   $      5,195
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   51.87%       142.02%        99.52%        95.09%        103.65%
                                                   ============  ============  ============  ============   ============

                                                                             National Portfolio

The following per share data and ratios have                                      Class D
been derived from information provided              For the Six                                           For the Period
in the financial statements.                        Months Ended                                          Oct. 21, 1994++
                                                    December 31,         For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                 1998          1998          1997          1996          1995
Per Share           Net asset value, beginning
Operating           of period                      $      10.64  $      10.39  $      10.12  $      10.03   $       9.85
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .28           .56           .58           .57            .40
                    Realized and unrealized gain
                    on investments--net                     .01           .25           .27           .09            .39
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .29           .81           .85           .66            .79
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.28)         (.56)         (.58)         (.57)          (.40)
                      Realized gain on invest-
                      ments--net                             --++++        --            --            --           (.19)
                      In excess of realized gain
                      on investments--net                    --            --            --            --           (.02)
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.28)         (.56)         (.58)         (.57)          (.61)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.65  $      10.64  $      10.39  $      10.12   $      10.03
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.74%+++      7.99%         8.57%         6.71%          8.37%+++
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .80%*         .80%          .80%          .81%           .81%*
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                5.03%*        5.32%         5.60%         5.64%          5.78%*
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $     88,440  $     68,162  $     51,038  $     43,884   $     19,656
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   51.87%       142.02%        99.52%        95.09%        103.65%
                                                   ============  ============  ============  ============   ============

                                                                         Limited Maturity Portfolio

                                                                                  Class A
The following per share data and ratios have
been derived from information provided in           For the Six
the financial statements.                           Months Ended
                                                    December 31,               For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                1998           1998          1997          1996         1995
Per Share           Net asset value, beginning
Operating           of period                      $       9.96  $       9.93  $       9.91  $       9.92   $       9.87
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .19           .39           .39           .38            .38
                    Realized and unrealized gain
                    (loss) on investments--net              .07           .03           .04          (.01)           .05
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .26           .42           .43           .37            .43
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.19)         (.39)         (.39)         (.38)          (.38)
                      Realized gain on invest-
                      ments--net                           (.01)           --          (.02)           --             --
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and
                    distributions                          (.20)         (.39)         (.41)         (.38)          (.38)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.02  $       9.96  $       9.93  $       9.91   $       9.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.64%+++      4.26%         4.40%         3.75%          4.53%
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .43%*         .43%          .39%          .44%           .41%
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                3.78%*        3.88%         3.93%         3.83%          3.86%
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $    281,312  $    295,641  $    343,641  $    417,097   $    536,474
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   12.16%        72.69%        61.90%        88.32%         37.33%
                                                   ============  ============  ============  ============   ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


FINANCIAL HIGHLIGHTS (concluded)
                                                                        Limited Maturity Portfolio

The following per share data and ratios                                          Class B
have been derived from information provided        For the Six
in the financial statements.                       Months Ended
                                                   December 31,              For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998           1998          1997          1996          1995
Per Share           Net asset value, beginning
Operating           of period                      $       9.97  $       9.94  $       9.91  $       9.92   $       9.87
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .18           .35           .36           .35            .35
                    Realized and unrealized gain
                    (loss) on investments--net              .06           .03           .05          (.01)           .05
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .24           .38           .41           .34            .40
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.18)         (.35)         (.36)         (.35)          (.35)
                      Realized gain on invest-
                      ments--net                           (.01)           --          (.02)           --             --
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.19)         (.35)         (.38)         (.35)          (.35)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.02  $       9.97  $       9.94  $       9.91   $       9.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.35%+++      3.89%         4.13%         3.37%          4.14%
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .79%*         .78%          .75%          .80%           .78%
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                3.42%*        3.43%         3.58%         3.46%          3.50%
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $     46,823  $     44,714  $     54,275  $     71,075   $    129,581
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   12.16%        72.69%        61.90%        88.32%         37.33%
                                                   ============  ============  ============  ============   ============

                                                                         Limited Maturity Portfolio

                                                                                  Class C
The following per share data and ratios have
been derived from information provided in           For the Six                                          For the Period
the financial statements.                           Months Ended                                         Oct. 21, 1994++
                                                    December 31,        For the Year Ended June 30,        to June 30,
Increase (Decrease) in Net Asset Value:                1998           1998          1997          1996         1995
Per Share           Net asset value, beginning
Operating           of period                      $       9.94  $       9.91  $       9.88  $       9.92   $       9.83
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .17           .35           .35           .34            .25
                    Realized and unrealized gain
                    (loss) on investments--net              .05           .03           .05          (.04)           .09
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .22           .38           .40           .30            .34
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.17)         (.35)         (.35)         (.34)          (.25)
                      Realized gain on
                      investments--net                     (.01)           --          (.02)           --             --
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.18)         (.35)         (.37)         (.34)          (.25)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $       9.98  $       9.94  $       9.91  $       9.88   $       9.92
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.25%+++      3.88%         4.11%         2.97%          3.52%+++
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .80%*         .79%          .75%          .80%           .70%*
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                3.39%*        4.27%         3.57%         3.41%          3.61%*
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $        374  $         86  $        108  $         94   $      3,965
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   12.16%        72.69%        61.90%        88.32%         37.33%
                                                   ============  ============  ============  ============   ============


                                                                         Limited Maturity Portfolio

                                                                                  Class D
The following per share data and ratios
have been derived from information provided        For the Six                                            For the Period
in the financial statements.                       Months Ended                                          Oct. 21, 1994++
                                                   December 31,         For the Year Ended June 30,        to June 30,
Increase (Decrease) in Net Asset Value:                1998           1998          1997          1996          1995
Per Share           Net asset value, beginning
Operating           of period                      $       9.97  $       9.94  $       9.91  $       9.93   $       9.83
Performance:                                       ------------  ------------  ------------  ------------   ------------
                    Investment income--net                  .19           .38           .38           .37            .26
                    Realized and unrealized gain
                    (loss) on investments--net              .06           .03           .05          (.02)           .10
                                                   ------------  ------------  ------------  ------------   ------------
                    Total from investment
                    operations                              .25           .41           .43           .35            .36
                                                   ------------  ------------  ------------  ------------   ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net               (.19)         (.38)         (.38)         (.37)          (.26)
                      Realized gain on invest-
                      ments--net                           (.01)           --          (.02)           --             --
                                                   ------------  ------------  ------------  ------------   ------------
                    Total dividends and distri-
                    butions                                (.20)         (.38)         (.40)         (.37)          (.26)
                                                   ------------  ------------  ------------  ------------   ------------
                    Net asset value, end of
                    period                         $      10.02  $       9.97  $       9.94  $       9.91   $       9.93
                                                   ============  ============  ============  ============   ============

Total Investment    Based on net asset value
Return:**           per share                             2.49%+++      4.16%         4.40%         3.55%          3.73%+++
                                                   ============  ============  ============  ============   ============

Ratios to Average   Expenses                               .53%*         .54%          .48%          .54%           .53%*
Net Assets:                                        ============  ============  ============  ============   ============
                    Investment income--net                3.68%*        3.89%         3.84%         3.71%          3.78%*
                                                   ============  ============  ============  ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                 $     79,322  $     68,562  $     20,383  $     15,886   $     11,258
                                                   ============  ============  ============  ============   ============
                    Portfolio turnover                   12.16%        72.69%        61.90%        88.32%         37.33%
                                                   ============  ============  ============  ============   ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund's Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


                                        Rate of Advisory Fee

Aggregate of Average Daily                                Limited
Net Assets of the Three           Insured     National    Maturity
Combined Portfolios              Portfolio   Portfolio   Portfolio

Not exceeding $250 million           .40  %     .50  %      .40  %

In excess of $250 million
but not exceeding $400 million       .375       .475        .375

In excess of $400 million
but not exceeding $550 million       .375       .475        .35

In excess of $550 million
but not exceeding $1.5 billion       .375       .475        .325

In excess of $1.5 billion            .35        .475        .325


Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


            Account Maintenance Fees             Distribution Fees

                                 Limited                           Limited
          Insured     National   Maturity   Insured     National   Maturity
         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio  Portfolio

Class B      .25%       .25%       .15%       .50%        .50%       .20%

Class C      .25%       .25%       .15%       .55%        .55%       .20%

Class D      .25%       .25%       .10%        --          --         --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares follows:

                                                     Limited
                            Insured      National    Maturity
                           Portfolio    Portfolio   Portfolio
Class A Shares:

MLFD                         $  8,155  $   4,635    $    289
MLPF&S                         95,486     52,529       2,760

Class D Shares:

MLFD                            6,296      5,820       1,200
MLPF&S                        125,152    255,378      12,255


For the six months ended December 31, 1998, MLPF&S received contingent deferred sales charges of $452,215 relating to transactions in Class B Shares, amounting to $159,367, $23,262 and $269,586 in the Insured, National and Limited Maturity Portfolios, respectively, and $13,674 relating to transactions in Class C Shares, amounting to $7,432, $5,575 and $667 in the Insured, National and Limited Maturity Portfolios, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $128,354 relating to transactions subject to front-end sales charge waivers in Class D Shares, amounting to $49,520, $37,014 and $41,820 in the Insured, National and Limited Maturity Portfolios, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1998 were as follows:

                                  Purchases          Sales

Insured Portfolio                $671,475,530    $721,322,635
National Portfolio                768,966,238     747,592,297
Limited Maturity Portfolio         67,377,507      44,627,739


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


NOTES TO FINANCIAL STATEMENTS (continued)


Net realized gains (losses) for the six months ended December 31, 1998 and net unrealized gains as of December 31, 1998 were as follows:


                                 Realized        Unrealized
Insured Portfolio                 Gains            Gains

Long-term investments         $  21,394,978    $  117,925,708
                              -------------    --------------
Total                         $  21,394,978    $  117,925,708
                              =============    ==============


                                 Realized        Unrealized
National Portfolio            Gains (Losses)       Gains

Long-term investments         $  18,296,653    $   70,252,439
Short-term investments                 (175)               --
Financial futures contracts       1,192,719                --
                              -------------    --------------
Total                         $  19,489,197    $   70,252,439
                              =============    ==============


                                Realized         Unrealized
Limited Maturity Portfolio       Gains             Gains

Long-term investments         $     209,019    $    4,439,511
Short-term investments              170,748                --
                              -------------    --------------
Total                         $     379,767    $    4,439,511
                              =============    ==============


As of December 31, 1998 net unrealized appreciation for Federal income tax purposes were as follows:

                          Gross         Gross           Net
                        Unrealized    Unrealized     Unrealized
                       Appreciation  Depreciation   Appreciation

Insured Portfolio      $119,829,482  $(1,903,774)  $117,925,708
National Portfolio       78,934,874   (8,682,435)    70,252,439
Limited Maturity
Portfolio                 4,439,511           --      4,439,511

The aggregate cost of investments at December 31, 1998 for Federal income tax purposes was $1,813,030,503 for the Insured Portfolio, $1,399,389,441 for the National Portfolio, and $395,807,086 for the Limited Maturity Portfolio.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the six months ended December 31, 1998 and the year ended June 30, 1998 were $(14,074,757) and $(160,344,787), respectively, for the Insured Portfolio; $16,120,853 and $(33,702,285), respectively, for the National Portfolio, and $(3,232,673) and $(10,589,244), respectively, for the Limited
Maturity Portfolio.

Transactions in capital shares for each class were as follows:

Insured Portfolio

Class A Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         1,134,887   $   9,442,937
Shares issued to shareholders
in reinvestment of dividends
and distributions                   3,516,696      28,898,237
                                -------------  --------------
Total issued                        4,651,583      38,341,174
Shares redeemed                    (7,772,757)    (64,605,776)
                                -------------  --------------
Net decrease                       (3,121,174) $  (26,264,602)
                                =============  ==============


Insured Portfolio

Class A Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         2,602,916   $  21,473,195
Shares issued to shareholders
in reinvestment of dividends
and distributions                   3,893,110      32,056,227
                                -------------  --------------
Total issued                        6,496,026      53,529,422
Shares redeemed                   (18,381,072)   (151,209,859)
                                -------------  --------------
Net decrease                      (11,885,046) $  (97,680,437)
                                =============  ==============

Insured Portfolio

Class B Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         3,503,294   $  29,160,094
Shares issued to shareholders
in reinvestment of dividends
and distributions                   1,388,487      11,400,442
                                -------------  --------------
Total issued                        4,891,781      40,560,536
Automatic conversion of shares       (703,250)     (5,856,940)
Shares redeemed                    (4,863,238)    (40,413,002)
                                -------------  --------------
Net decrease                         (674,707) $   (5,709,406)
                                =============  ==============


Insured Portfolio

Class B Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         4,428,347   $  36,455,981
Shares issued to shareholders
in reinvestment of dividends
and distributions                   1,474,207      12,130,689
                                -------------  --------------
Total issued                        5,902,554      48,586,670
Automatic conversion of shares       (286,423)     (2,350,040)
Shares redeemed                   (14,644,280)   (120,322,635)
                                -------------  --------------
Net decrease                       (9,028,149) $  (74,086,005)
                                =============  ==============


Insured Portfolio

Class C Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                           674,341   $   5,633,590
Shares issued to shareholders
in reinvestment of dividends
and distributions                      56,509         463,670
                                -------------  --------------
Total issued                          730,850       6,097,260
Shares redeemed                      (333,919)     (2,763,174)
                                -------------  --------------
Net increase                          396,931   $   3,334,086
                                =============  ==============


Insured Portfolio

Class C Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                           600,875  $    4,950,738
Shares issued to shareholders
in reinvestment of dividends
and distributions                      42,007         345,869
                                -------------  --------------
Total issued                          642,882       5,296,607
Shares redeemed                      (348,588)     (2,863,946)
                                -------------  --------------
Net increase                          294,294  $    2,432,661
                                =============  ==============


Insured Portfolio

Class D Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         3,391,249  $   28,193,568
Automatic conversion of shares        702,887       5,856,940
Shares issued to shareholders
in reinvestment of dividends
and distributions                     188,832       1,549,575
                                -------------  --------------
Total issued                        4,282,968      35,600,083
Shares redeemed                    (2,530,972)    (21,034,918)
                                -------------  --------------
Net increase                        1,751,996  $   14,565,165
                                =============  ==============


Insured Portfolio

Class D Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                        23,577,522  $  193,830,379
Automatic conversion of shares        286,423       2,350,040
Shares issued to shareholders
in reinvestment of dividends
and distributions                     140,376       1,155,893
                                -------------  --------------
Total issued                       24,004,321     197,336,312
Shares redeemed                   (22,861,619)   (188,347,318)
                                -------------  --------------
Net increase                        1,142,702  $    8,988,994
                                =============  ==============


National Portfolio

Class A Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         2,130,846  $   22,869,072
Shares issued to shareholders
in reinvestment of dividends
and distributions                   1,263,325      13,495,458
                                -------------  --------------
Total issued                        3,394,171      36,364,530
Shares redeemed                    (5,385,788)    (57,642,052)
                                -------------  --------------
Net decrease                       (1,991,617) $  (21,277,522)
                                =============  ==============


National Portfolio

Class A Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         4,266,519  $   45,187,344
Shares issued to shareholders
in reinvestment of dividends        2,527,972      26,788,694
                                -------------  --------------
Total issued                        6,794,491      71,976,038
Shares redeemed                   (10,854,978)   (114,962,452)
                                -------------  --------------
Net decrease                       (4,060,487) $  (42,986,414)
                                =============  ==============


National Portfolio

Class B Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         4,375,357  $   46,871,141
Shares issued to shareholders
in reinvestment of dividends
and distributions                     461,270       4,926,757
                                -------------  --------------
Total issued                        4,836,627      51,797,898
Automatic conversion of shares       (380,941)     (4,074,870)
Shares redeemed                    (3,590,060)    (38,373,717)
                                -------------  --------------
Net increase                          865,626  $    9,349,311
                                =============  ==============


National Portfolio

Class B Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         6,485,604  $   68,758,999
Shares issued to shareholders
in reinvestment of dividends          914,162       9,684,295
                                -------------  --------------
Total issued                        7,399,766      78,443,294
Automatic conversion of shares       (244,397)     (2,584,813)
Shares redeemed                    (8,908,400)    (94,243,672)
                                -------------  --------------
Net decrease                       (1,753,031) $  (18,385,191)
                                =============  ==============



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1998


NOTES TO FINANCIAL STATEMENTS (concluded)


National Portfolio

Class C Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         1,131,700  $   12,115,370
Shares issued to shareholders
in reinvestment of dividends
and distributions                      59,068         631,288
                                -------------  --------------
Total issued                        1,190,768      12,746,658
Shares redeemed                      (469,066)     (5,014,373)
                                -------------  --------------
Net increase                          721,702  $    7,732,285
                                =============  ==============

National Portfolio

Class C Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         2,076,332  $   21,976,496
Shares issued to shareholders
in reinvestment of dividends           81,934         868,569
                                -------------  --------------
Total issued                        2,158,266      22,845,065
Shares redeemed                    (1,002,742)    (10,604,512)
                                -------------  --------------
Net increase                        1,155,524  $   12,240,553
                                =============  ==============


National Portfolio

Class D Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         3,770,054  $   40,332,199
Automatic conversion of shares         99,173       4,074,870
Shares issued to shareholders
in reinvestment of dividends
and distributions                     380,594       1,060,033
                                -------------  --------------
Total issued                        4,249,821      45,467,102
Shares redeemed                    (2,350,513)    (25,150,323)
                                -------------  --------------
Net increase                        1,899,308  $   20,316,779
                                =============  ==============


National Portfolio

Class D Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                        24,013,327  $  254,654,607
Automatic conversion of shares        244,216       2,584,813
Shares issued to shareholders
in reinvestment of dividends          157,029       1,665,789
                                -------------  --------------
Total issued                       24,414,572     258,905,209
Shares redeemed                   (22,922,793)   (243,476,442)
                                -------------  --------------
Net increase                        1,491,779  $   15,428,767
                                =============  ==============


Limited Maturity Portfolio

Class A Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                           815,484  $    8,151,777
Shares issued to shareholders
in reinvestment of dividends
and distributions                     338,835       3,388,147
                                -------------  --------------
Total issued                        1,154,319      11,539,924
Shares redeemed                    (2,735,621)    (27,343,241)
                                -------------  --------------
Net decrease                       (1,581,302) $  (15,803,317)
                                =============  ==============


Limited Maturity Portfolio

Class A Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         1,637,467  $   16,313,195
Shares issued to shareholders
in reinvestment of dividends          689,267       6,863,420
Shares issued resulting from
reorganization                        610,766       6,117,207
                                -------------  --------------
Total issued                        2,937,500      29,293,822
Shares redeemed                    (7,862,688)    (78,301,847)
                                -------------  --------------
Net decrease                      (4,925,188) $  (49,008,025)
                                =============  ==============


Limited Maturity Portfolio

Class B Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                           917,728  $    9,413,848
Shares issued to shareholders
in reinvestment of dividends
and distributions                      79,744         564,193
                                -------------  --------------
Total issued                          997,472       9,978,041
Automatic conversion of shares           (487)         (4,879)
Shares redeemed                      (809,207)     (8,091,246)
                                -------------  --------------
Net increase                          187,778  $    1,881,916
                                =============  ==============


Limited Maturity Portfolio

Class B Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         2,835,507  $   28,244,737
Shares issued to shareholders
in reinvestment of dividends          110,626       1,101,933
                                -------------  --------------
Total issued                        2,946,133      29,346,670
Automatic conversion of shares        (17,299)       (172,475)
Shares redeemed                    (3,905,076)    (38,899,023)
                                -------------  --------------
Net decrease                         (976,242) $   (9,724,828)
                                =============  ==============


Limited Maturity Portfolio

Class C Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                            45,045  $      449,624
Shares issued to shareholders
in reinvestment of dividends
and distributions                         293           2,825
                                -------------  --------------
Total issued                           45,338         452,449
Shares redeemed                       (16,536)       (165,108)
                                -------------  --------------
Net increase                           28,802  $      287,341
                                =============  ==============


Limited Maturity Portfolio

Class C Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                           212,120  $    2,106,982
Shares issued to shareholders
in reinvestment of dividends              265           2,632
                                -------------  --------------
Total issued                          212,385       2,109,614
Shares redeemed                      (214,575)     (2,131,347)
                                -------------  --------------
Net decrease                           (2,190) $      (21,733)
                                 ============  ==============


Limited Maturity Portfolio

Class D Shares for the Six Months                  Dollar
Ended December 31, 1998           Shares           Amount

Shares sold                         4,333,458  $   43,339,448
Automatic conversion of shares            487           4,879
Shares issued to shareholders
in reinvestment of dividends
and distributions                      68,908         689,382
                                -------------  --------------
Total issued                        4,402,853      44,033,709
Shares redeemed                    (3,364,334)    (33,632,322)
                                -------------  --------------
Net increase                        1,038,519  $   10,401,387
                                =============  ==============

Limited Maturity Portfolio

Class D Shares for the Year                        Dollar
Ended June 30, 1998               Shares           Amount

Shares sold                         6,883,210  $   68,670,633
Automatic conversion of shares         17,300         172,475
Shares issued to shareholders
in reinvestment of dividends           70,267         700,217
Shares issued resulting from
reorganization                      2,546,189      25,330,576
                                -------------  --------------
Total issued                        9,516,966      94,873,901
Shares redeemed                    (4,689,176)    (46,708,559)
                                -------------  --------------
Net increase                        4,827,790  $   48,165,342
                                =============  ==============


5. Capital Loss Carryforward:
At June 30, 1998, the Fund had a net capital loss carryforward of approximately $10,677,000 in the National Portfolio, all of which expires in 2004 and approximately $2,327,000 in the Limited Maturity Portfolio, of which $22,000 expires in 1999, $25,000 expires in 2002, and $2,280,000 expires in 2003. These amounts will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $2,413,650 has been reclassified to paid-in capital in excess of par.